      As filed with the Securities and Exchange Commission on June 29, 1999
                                                       Registration No. 33-54662

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 -------------

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                                 -------------

                         POST-EFFECTIVE AMENDMENT NO. 10

                                 -------------

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                                 ------------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                (Name and complete address of agent for service)

                                 -------------

                                    COPY TO:
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993

                                 -------------

It is proposed that this filing will become effective:

       |X|   Immediately upon filing pursuant to paragraph (b) of Rule 485.
       |_|   On June 28, 1999 pursuant to paragraph (b) of Rule 485.
       |_|   60 days after filing pursuant to paragraph (a) of Rule 485.
       |_|   On (date) pursuant to paragraph (a) of Rule 485.


================================================================================

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2

N-8B-2 Item                 Caption in Prospectus
-----------                 ---------------------

1                          Cover Page
2                          Cover Page
3                          Not applicable
4                          Additional Information - Sale of Policies
5                          Additional Information - Penn Mutual Variable Life Account I
6                          Additional Information - Penn Mutual Variable Life Account I
7                          Not applicable
8                          Not applicable
9                          Additional Information - Litigation
10                         Basic Information; Additional Information - The Penn Mutual Life Insurance
                           Company - Penn Mutual Variable Life Account I - The Funds
11                         Additional Information - The Funds
12                         Additional Information - The Funds

13                         Basic Information - What Are the Fees and Charges Under the Policy?
                           What Are the Fees and Expenses Paid by the Investment Funds?

14                         Basic Information - What Payments Must Be Made Under the Policy?
15                         Basic Information - What Payments Must Be Made Under the Policy?
16                         Additional Information - The Funds
17                         Basic Information; Additional Information
18                         Basic Information
19                         Basic Information - How Does Penn Mutual Communicate With Me?
20                         Basic Information
21                         Basic Information - What Is a Policy Loan?
22                         Not applicable
23                         Not applicable
24                         Not applicable
25                         Additional Information - The Penn Mutual Life Insurance Company
26                         Basic Information - What Are the Fees and Charges Under the Policy?
27                         Additional Information - The Penn Mutual Life Insurance Company
28                         Additional Information - The Penn Mutual Life Insurance Company Additional
                           Information - Penn Mutual Trustees and Officers
29                         Not applicable
30                         Not applicable
31                         Not applicable
32                         Not applicable
33                         Not applicable
34                         Not applicable
35                         Additional Information - The Penn Mutual Life Insurance Company
36                         Not applicable
37                         Not applicable
38                         Additional Information - Sale of Policies
39                         Additional Information - Sale of Policies





40                         Additional Information - Sale of Policies
41                         Not applicable
42                         Not applicable
43                         Not applicable
44                         Basic Information - How Will the Value of the Policy Change Over Time?;
                           Additional Information - More Information About Policy Values
45                         Not applicable
46                         Basic Information - How Will the Value of the Policy Change Over Time?;
                           Additional Information - More Information About Policy Values
47                         Basic Information; Additional Information - Penn Mutual Variable Life
                           Account I - The Funds
48                         Additional Information - The Penn Mutual Life Insurance Company
49                         Not applicable
50                         Not applicable
51                         Basic Information
52                         Additional Information - Penn Mutual Variable Life Account I
53                         Additional Information - Federal Income Tax Considerations
54                         Not applicable
55                         Illustrations
56                         Not applicable
57                         Not applicable
58                         Not applicable
59                         Additional Information - Financial Statements



                                     PART I

                       Information Required in Prospectus

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL III
          a flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

------------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                              MANAGER
         Growth Equity Fund                                          Independence Capital Management, Inc.
         Value Equity Fund                                           OpCap Advisors
         Small Capitalization Fund                                   OpCap Advisors
         Emerging Growth Fund                                        RS Investment Management, Inc.
         Flexibly Managed Fund                                       T. Rowe Price Associates, Inc.
         International Equity Fund                                   Vontobel USA, Inc.
         Quality Bond Fund                                           Independence Capital Management, Inc.
         High Yield Bond Fund                                        T. Rowe Price Associates, Inc.
         Money Market Fund                                           Independence Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                           MANAGER
         Balanced Portfolio                                          Neuberger Berman Management Incorporated
         Limited Maturity Bond Portfolio                             Neuberger Berman Management Incorporated
         Partners Fund Portfolio                                     Neuberger Berman Management Incorporated
------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND               MANAGER
         Equity-Income Portfolio                                     Fidelity Management and Research Company
         Growth Portfolio                                            Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II            MANAGER
         Asset Manager Portfolio                                     Fidelity Management and Research Company
         Index 500 Portfolio                                         Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.                     MANAGER
         Emerging Markets Equity (International) Portfolio           Morgan Stanley Dean Witter Investment
                                                                     Management Inc.
------------------------------------------------------------------------------------------------------------------------

         PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  July 1, 1999

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" section start on page 28.

o After the Illustrations section is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 45.

o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 61.

o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.


                                   **********

         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                  Page
--------                                                                  ----

What Is the Policy?.....................................................    8

Who Owns the Policy?....................................................    8

What Payments Must Be Made Under the Policy?............................    9

How Will the Value of the Policy Change Over Time?......................   11

What Are the Fees and Charges Under the Policy?.........................   12

What Are the Fees and Expenses Paid by the Investment Funds?............   16

Are There Other Charges That Penn Mutual Could Deduct in the Future?....   17

How Can I Change My Policy's Investment Allocations?....................   18

What Is a Policy Loan?..................................................   19

How Can I Withdraw Money from My Policy?................................   19

What Is the Timing of Transactions Under the Policy?....................   20

How Much Life Insurance Does the Policy Provide?........................   21

Can I Change Insurance Coverage Under My Policy?........................   22

What Are the Supplemental Benefit Riders That I Can Buy?................   23

Do I Have the Right to Cancel My Policy?................................   25

Can I Choose Different Payout Options Under My Policy? .................   25

How Is the Policy Treated for Federal Income Tax Purposes?..............   25

How Do I Communicate With Penn Mutual?..................................   26

How Does Penn Mutual Communicate With Me?...............................   27

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

o        Determine when and how much you pay to us under the Policy

o Determine when and how much to allocate your policy value to the investment options

o        Borrow from your Policy

o        Change the beneficiary who will receive the death benefit

o        Change the amount of insurance protection

o        Change the death benefit option you have selected under your Policy

o Surrender or partially surrender your Policy for all or part of its net cash surrender value

o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of a Policy is the policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the policy will continue in force beyond the maturity date.
Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy.

Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of the Policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

o        by wire or by exchange from another insurance company,

o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

o        if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

                  equal or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See WHAT IS A POLICY LOAN? later in this section.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?


         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first will be invested in the Penn Series Money Market Fund during the free look period).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

o        the net premiums you have paid,

o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

o        minus policies charges we deduct, and

o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? later in this section.

         For more information on policy values and the variable and fixed investment options, see MORE INFORMATION ABOUT POLICY VALUES in the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

o Premium Charge - 7.5% (currently reduced to 5.75% for all premiums paid in excess of the maximum surrender charge) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a smoker, nonsmoker or preferred nonsmoker rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker. They are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Administrative Charge - A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

DAILY MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Our current charge is 0.45%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

TRANSFER CHARGE

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in initial specified amount of insurance; and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

            SURRENDER DURING POLICY YEAR                SURRENDER FACTOR
            ------------------------------------------------------------
            1st through 7th                                   1.00
            ------------------------------------------------------------
            8th                                                .80
            ------------------------------------------------------------
            9th                                                .60
            ------------------------------------------------------------
            10th                                               .40
            ------------------------------------------------------------
            11th                                               .20
            ------------------------------------------------------------
            12th and later                                       0
            ------------------------------------------------------------

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?

         The following tables show the fees and expenses paid by the investment funds.

PENN SERIES FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                   Management     Administrative                                Total
                                      Fees         and Corporate    Accounting       Other       Fund
                                 (after waiver)    Service Fees        Fees        Expenses    Expenses
                                 --------------    ------------        ----        --------    --------

Growth Equity ...............        0.45%            0.15%            0.07%         0.09%      0.76%
Value Equity ................        0.50%            0.15%            0.06%         0.05%      0.76%
Small Capitalization ........        0.50%            0.15%            0.08%         0.09%      0.82%
Emerging Growth (b) .........        0.80%            0.15%            0.10%         0.10%      1.15%
Flexibly Managed ............        0.50%            0.15%            0.05%         0.06%      0.76%
International Equity ........        0.75%            0.15%            0.08%         0.10%      1.08%
Quality Bond ................        0.45%            0.15%            0.08%         0.09%      0.77%
High Yield Bond .............        0.50%            0.15%            0.08%         0.09%      0.82%
Money Market ................        0.40%            0.15%            0.08%         0.09%      0.72%


----------------------

(A)  THESE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(B) THE TOTAL EXPENSES OF THE EMERGING GROWTH FUND WOULD HAVE BEEN 1.21%. IF THE INVESTMENT ADVISER AND ADMINISTRATOR OF THAT FUND HAD NOT WAIVED PART OF THEIR FEES.

--------------------------------------------------------------------------------


NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                Management,
                                               Advisory and
                                              Administration       Other        Total Fund
                                                  Fees            Expenses       Expenses
                                              --------------      --------      ----------
Limited Maturity Bond ................            0.65%             0.11%         0.76%
Balanced .............................            0.85%             0.18%         1.03%
Partners Fund ........................            0.80%             0.04%         0.84%



----------------------

(A) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS ("PORTFOLIOS"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY EACH PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A) UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                             Management            Other            Total Fund
                                Fee               Expenses           Expenses
                             ----------           --------          ----------

Equity-Income..........        0.50%                0.07%              0.57%
Growth.................        0.60%                0.06%              0.66%


----------------------

(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.58% FOR THE EQUITY INCOME PORTFOLIO AND 0.68% FOR THE GROWTH PORTFOLIO.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                 Management Fee         Other        Total Fund
                                 (After Waiver)        Expenses       Expenses
                                 --------------        --------       --------

Asset Manager (a)...........        0.55%               0.08%           0.63%

Index 500 (b)...............        0.24%               0.04%           0.28%

----------------------

(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.64% FOR THE ASSET MANAGER PORTFOLIO.

(B) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. IF THE FUND'S INVESTMENT ADVISER HAD NOT VOLUNTARILY WAIVED PART OF ITS FEE, TOTAL EXPENSES WOULD HAVE BEEN 0.35% FOR THE INDEX 500 PORTFOLIO.

--------------------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                             Management            Other            Total Fund
                                Fee               Expenses           Expenses
                             ----------           --------          ----------
Emerging Markets Equity
     (International).....      1.25%                0.50%              1.75%

--------------------------------------------------------------------------------


ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

o        we may defer transfers under certain conditions;

o        transfers may not be made during the free look period;

o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

DOLLAR COST AVERAGING

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interested option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. With the interest we credit to the special loan account, the net cost of the policy loan is 1% during the first ten policy years and 0.25% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

PARTIAL SURRENDER

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

o        no more than four partial surrenders may be made in a policy year;

o        each partial surrender must be at least $250;

o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elected the Option 1 insurance coverage (see HOW MUCH INSURANCE DOES MY POLICY PROVIDE? below), a partial surrender may reduce your specific amount of insurance.

         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series money market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

o Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. A table showing "sample applicable percentages" is included as Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take.

Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

IRC QUALIFICATION

         For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not chose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

o        after the change, the specified amount of insurance must be at least
         $50,000;

o no change may be made in the first policy year and no more than one change may be made in any policy year;

o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

CHANGES IN SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

o        you must return your policy so we can amend it to reflect the increase;

o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

o        no change may be made in the first policy year;

o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

o no decrease may be made within one year of an increase in the specified amount;

o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

TAX CONSEQUENCES

         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         ADDITIONAL INSURED TERM INSURANCE. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         ACCIDENTAL DEATH BENEFIT. Provides a death benefit payable if the Insured's death results from certain accidental causes. There is no cash value for this benefit.

         BUSINESS ACCOUNTING BENEFIT. For Policies sold in certain corporate markets, the rider provides enhanced early year surrender values.

         CHILDREN'S TERM INSURANCE. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         DISABILITY WAIVER OF MONTHLY DEDUCTION. Provides for the waiver of the monthly deductions upon total disability of the insured.

         DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the Insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         GUARANTEED CONTINUATION OF POLICY. Guarantees that the policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         GUARANTEED OPTION TO EXTEND MATURITY DATE. Allows the owner to extend the maturity date of the Policy, subject to conditions and limitations.

         GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT. Allows the owner to increase the specified amount without evidence of insurability.

         RETURN OF PREMIUM SUPPLEMENTAL TERM INSURANCE. Provides term insurance which will not be less than the amount of all premiums paid up to the most recent policy month. It is only available on policies that provide an Option 1 death benefit. There is no cash value for this benefit.

         SUPPLEMENTAL TERM INSURANCE. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

o        policy loans in excess of $5,000, and full and partial surrenders

o        change of death benefit option

o        changes in specified amount of insurance

o        change of beneficiary

o        election of payment option for Policy proceeds

o        tax withholding elections

o        grant of telephone transaction privileges to third parties

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they are arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800- 523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that doesn't include this required information.

TELEPHONE TRANSACTIONS

         You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We may require certain identifying information to process a telephone transfer.

         The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS


         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering the insured of a given age on the issue date, would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.45% of assets at the current rate and 0.90% at the maximum guaranteed rate. In addition, the tables assume an average annual expense ratio of 0.84% of the underlying investment funds available under the Policies. The average annual expense ratio is based on the expense ratios of the funds for their last fiscal year. In the absence of certain voluntary waivers of fees and limitations on expenses, the average annual expense ratios of the investment funds would have been 0.85%. We expect the fee waivers and expense limitations to continue past the end of the current year. If they were discontinued and expenses increased, the values in the illustration would be lower. For information on fund expenses, see WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS? in the BASIC INFORMATION section of this prospectus.

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.29%%, 4.71% and 10.71%, respectively, at current rates, and and -1.74%, 4.26% and 10.26%, respectively, at guaranteed rates.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages.

         The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insureds' individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER


                              $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                     USING CURRENT COST OF INSURANCE RATES



                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
    1              788        388           0     75,000         420           0     75,000          452            0      75,000
    2            1,614        866         403     75,000         958         496     75,000        1,055          592      75,000
    3            2,483      1,331         868     75,000       1,515       1,052     75,000        1,715        1,252      75,000
    4            3,394      1,783       1,320     75,000       2,090       1,628     75,000        2,438        1,976      75,000
    5            4,351      2,222       1,759     75,000       2,686       2,224     75,000        3,232        2,770      75,000
    6            5,357      2,648       2,186     75,000       3,304       2,841     75,000        4,105        3,642      75,000
    7            6,412      3,061       2,599     75,000       3,942       3,480     75,000        5,064        4,602      75,000
    8            7,520      3,458       3,088     75,000       4,600       4,230     75,000        6,115        5,745      75,000
    9            8,683      3,834       3,556     75,000       5,273       4,996     75,000        7,265        6,987      75,000
   10            9,905      4,190       4,005     75,000       5,964       5,779     75,000        8,524        8,339      75,000
   15           16,993      5,625       5,625     75,000       9,660       9,660     75,000       16,910       16,910      75,000
   20           26,039      6,369       6,369     75,000      13,726      13,726     75,000       30,459       30,459      75,000
   25           37,585      6,234       6,234     75,000      18,140      18,140     75,000       53,079       53,079      75,000
   30           52,321      4,591       4,591     75,000      22,544      22,544     75,000       91,010       91,010     111,032

(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER




                             $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                     USING CURRENT COST OF INSURANCE RATES




                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
     1              1,260      806       343     75,806          863         401    75,863          921          459      75,921
     2              2,583    1,696     1,233     76,696        1,865       1,403    76,865        2,042        1,579      77,042
     3              3,972    2,567     2,104     77,567        2,906       2,444    77,906        3,274        2,812      78,274
     4              5,431    3,418     2,956     78,418        3,988       3,526    78,988        4,631        4,168      79,631
     5              6,962    4,251     3,789     79,251        5,113       4,650    80,113        6,124        5,661      81,124
     6              8,570    5,065     4,603     80,065        6,283       5,820    81,283        7,768        7,306      82,768
     7             10,259    5,860     5,398     80,860        7,499       7,036    82,499        9,580        9,117      84,580
     8             12,032    6,632     6,262     81,632        8,758       8,388    83,758       11,571       11,201      86,571
     9             13,893    7,377     7,099     82,377       10,060       9,782    85,060       13,759       13,481      88,759
    10             15,848    8,095     7,910     83,095       11,405      11,220    86,405       16,162       15,977      91,162
    15             27,189   11,238    11,238     86,238       18,797      18,797    93,797       32,252       32,252     107,252
    20             41,663   13,508    13,508     88,508       27,319      27,319   102,319       58,106       58,106     133,106
    25             60,136   14,712    14,712     89,712       36,989      36,989   111,989       99,899       99,899     174,899
    30             83,713   14,231    14,231     89,231       47,305      47,305   122,305      167,280      167,280     242,280


(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER


                              $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                     USING CURRENT COST OF INSURANCE RATES





                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------

    1              788       388          0      75,000         420           0      75,000          452           0     75,000
    2            1,614       866        403      75,000         958         496      75,000        1,055         592     75,000
    3            2,483     1,331        868      75,000       1,515       1,052      75,000        1,715       1,252     75,000
    4            3,394     1,783      1,320      75,000       2,090       1,628      75,000        2,438       1,976     75,000
    5            4,351     2,222      1,759      75,000       2,686       2,224      75,000        3,232       2,770     75,000
    6            5,357     2,648      2,186      75,000       3,304       2,841      75,000        4,105       3,642     75,000
    7            6,412     3,061      2,599      75,000       3,942       3,480      75,000        5,064       4,602     75,000
    8            7,520     3,458      3,088      75,000       4,600       4,230      75,000        6,115       5,745     75,000
    9            8,683     3,834      3,556      75,000       5,273       4,996      75,000        7,265       6,987     75,000
   10            9,905     4,190      4,005      75,000       5,964       5,779      75,000        8,524       8,339     75,000
   15           16,993     5,625      5,625      75,000       9,660       9,660      75,000       16,910      16,910     75,000
   20           26,039     6,369      6,369      75,000      13,726      13,726      75,000       30,459      30,459     75,000
   25           37,585     6,234      6,234      75,000      18,140      18,140      75,000       52,449      52,449    105,661
   30           52,321     4,591      4,591      75,000      22,544      22,544      75,000       86,778      86,778    152,807

(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER


                             $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                     USING CURRENT COST OF INSURANCE RATES






                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------

     1           1,260        806         343     75,806        863         401      75,863          921         459       75,921
     2           2,583      1,696       1,233     76,696      1,865       1,403      76,865        2,042       1,579       77,042
     3           3,972      2,567       2,104     77,567      2,906       2,444      77,906        3,274       2,812       78,274
     4           5,431      3,418       2,956     78,418      3,988       3,526      78,988        4,631       4,168       79,631
     5           6,962      4,251       3,789     79,251      5,113       4,650      80,113        6,124       5,661       81,124
     6           8,570      5,065       4,603     80,065      6,283       5,820      81,283        7,768       7,306       82,768
     7          10,259      5,860       5,398     80,860      7,499       7,036      82,499        9,580       9,117       84,580
     8          12,032      6,632       6,262     81,632      8,758       8,388      83,758       11,571      11,201       86,571
     9          13,893      7,377       7,099     82,377     10,060       9,782      85,060       13,759      13,481       88,759
    10          15,848      8,095       7,910     83,095     11,405      11,220      86,405       16,162      15,977       91,162
    15          27,189     11,238      11,238     86,238     18,797      18,797      93,797       32,252      32,252      107,252
    20          41,663     13,508      13,508     88,508     27,319      27,319     102,319       58,104      58,104      135,450
    25          60,136     14,712      14,712     89,712     36,989      36,989     111,989       99,312      99,312      200,067
    30          83,713     14,231      14,231     89,231     47,305      47,305     122,305      163,625     163,625      288,127

(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                  NON-SMOKER


                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                     USING CURRENT COST OF INSURANCE RATES







                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------

    1           1,575         802          0     125,000         867          0    125,000          932           0      125,000
    2           3,229       1,737        750     125,000       1,923        936    125,000        2,118       1,131      125,000
    3           4,965       2,630      1,643     125,000       3,000      2,013    125,000        3,401       2,415      125,000
    4           6,788       3,486      2,499     125,000       4,101      3,114    125,000        4,796       3,809      125,000
    5           8,703       4,304      3,317     125,000       5,227      4,240    125,000        6,313       5,327      125,000
    6          10,713       5,080      4,093     125,000       6,376      5,389    125,000        7,965       6,978      125,000
    7          12,824       5,825      4,838     125,000       7,558      6,571    125,000        9,774       8,787      125,000
    8          15,040       6,537      5,748     125,000       8,775      7,986    125,000       11,758      10,969      125,000
    9          17,367       7,212      6,620     125,000      10,023      9,431    125,000       13,933      13,341      125,000
   10          19,810       7,850      7,456     125,000      11,305     10,910    125,000       16,321      15,926      125,000
   15          33,986      10,333     10,333     125,000      18,121     18,121    125,000       32,267      32,267      125,000
   20          52,079      11,324     11,324     125,000      25,487     25,487    125,000       58,241      58,241      125,000
   25          75,170      10,260     10,260     125,000      33,183     33,183    125,000      102,169     102,169      125,000
   30         104,641       6,314      6,314     125,000      40,952     40,952    125,000      177,345     177,345      189,759



(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                  NON-SMOKER


                             $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                     USING CURRENT COST OF INSURANCE RATES



                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------


    1            2,205       1,357        370    126,357      1,456        469     126,456         1,555         568      126,555
    2            4,520       2,838      1,851    127,838      3,126      2,140     128,126         3,428       2,441      128,428
    3            6,951       4,267      3,280    129,267      4,842      3,855     129,842         5,466       4,479      130,466
    4            9,504       5,647      4,660    130,647      6,608      5,621     131,608         7,691       6,704      132,691
    5           12,184       6,979      5,992    131,979      8,425      7,438     133,425        10,122       9,135      135,122
    6           14,998       8,259      7,272    133,259     10,291      9,304     135,291        12,776      11,789      137,776
    7           17,953       9,497      8,510    134,497     12,219     11,232     137,219        15,686      14,700      140,686
    8           21,056      10,692      9,902    135,692     14,210     13,420     139,210        18,880      18,091      143,880
    9           24,314      11,837     11,245    136,837     16,260     15,668     141,260        22,380      21,788      147,380
   10           27,734      12,936     12,541    137,936     18,373     17,978     143,373        26,221      25,826      151,221
   15           47,581      17,537     17,537    142,537     29,769     29,769     154,769        51,707      51,707      176,707
   20           72,910      20,321     20,321    145,321     42,352     42,352     167,352        92,065      92,065      217,065
   25          105,238      20,733     20,733    145,733     55,655     55,655     180,655       156,267     156,267      281,267
   30          146,498      18,092     18,092    143,092     68,905     68,905     193,905       259,037     259,037      384,037


(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                  NON-SMOKER



                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
            LIFE INSURANCE QUALIFICATION TEST-CASH VALUE ACCUMULATION

                     USING CURRENT COST OF INSURANCE RATES



                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
    1           1,575         802         0      125,000        867          0      125,000         932            0      125,000
    2           3,229       1,737       750      125,000      1,923        936      125,000       2,118        1,131      125,000
    3           4,965       2,630     1,643      125,000      3,000      2,013      125,000       3,401        2,415      125,000
    4           6,788       3,486     2,499      125,000      4,101      3,114      125,000       4,796        3,809      125,000
    5           8,703       4,304     3,317      125,000      5,227      4,240      125,000       6,313        5,327      125,000
    6          10,713       5,080     4,093      125,000      6,376      5,389      125,000       7,965        6,978      125,000
    7          12,824       5,825     4,838      125,000      7,558      6,571      125,000       9,774        8,787      125,000
    8          15,040       6,537     5,748      125,000      8,775      7,986      125,000      11,758       10,969      125,000
    9          17,367       7,212     6,620      125,000     10,023      9,431      125,000      13,933       13,341      125,000
   10          19,810       7,850     7,456      125,000     11,305     10,910      125,000      16,321       15,926      125,000
   15          33,986      10,333    10,333      125,000     18,121     18,121      125,000      32,267       32,267      125,000
   20          52,079      11,324    11,324      125,000     25,487     25,487      125,000      58,241       58,241      125,000
   25          75,170      10,260    10,260      125,000     33,183     33,183      125,000     100,869      100,869      172,721
   30         104,641       6,314     6,314      125,000     40,952     40,952      125,000     168,319      168,319      254,433

(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                  NON-SMOKER


                             $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
            LIFE INSURANCE QUALIFICATION TEST-CASH VALUE ACCUMULATION

                     USING CURRENT COST OF INSURANCE RATES


                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
      1         2,205        1,357       370     126,357       1,456        469     126,456         1,555         568     126,555
      2         4,520        2,838     1,851     127,838       3,126      2,140     128,126         3,428       2,441     128,428
      3         6,951        4,267     3,280     129,267       4,842      3,855     129,842         5,466       4,479     130,466
      4         9,504        5,647     4,660     130,647       6,608      5,621     131,608         7,691       6,704     132,691
      5        12,184        6,979     5,992     131,979       8,425      7,438     133,425        10,122       9,135     135,122
      6        14,998        8,259     7,272     133,259      10,291      9,304     135,291        12,776      11,789     137,776
      7        17,953        9,497     8,510     134,497      12,219     11,232     137,219        15,686      14,700     140,686
      8        21,056       10,692     9,902     135,692      14,210     13,420     139,210        18,880      18,091     143,880
      9        24,314       11,837    11,245     136,837      16,260     15,668     141,260        22,380      21,788     147,380
     10        27,734       12,936    12,541     137,936      18,373     17,978     143,373        26,221      25,826     151,221
     15        47,581       17,537    17,537     142,537      29,769     29,769     154,769        51,707      51,707     176,707
     20        72,910       20,321    20,321     145,321      42,352     42,352     167,352        92,065      92,065     217,065
     25       105,238       20,733    20,733     145,733      55,655     55,655     180,655       156,267     156,267     281,267
     30       146,498       18,092    18,092     143,092      68,905     68,905     193,905       258,988     258,988     391,490


(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $8.00 in all years and a mortality and expense risk charge of 0.45% of assets in all years.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                   NON-SMOKER



                              $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES







                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
    1            788         361           0     75,000        392            0     75,000           424            0     75,000
    2          1,614         800         338     75,000        888          426     75,000           981          518     75,000
    3          2,483       1,224         762     75,000      1,398          935     75,000         1,587        1,125     75,000
    4          3,394       1,633       1,170     75,000      1,922        1,459     75,000         2,248        1,785     75,000
    5          4,351       2,025       1,563     75,000      2,458        1,995     75,000         2,968        2,505     75,000
    6          5,357       2,401       1,938     75,000      3,008        2,545     75,000         3,751        3,289     75,000
    7          6,412       2,758       2,295     75,000      3,569        3,106     75,000         4,604        4,141     75,000
    8          7,520       3,097       2,727     75,000      4,142        3,772     75,000         5,533        5,163     75,000
    9          8,683       3,416       3,139     75,000      4,727        4,449     75,000         6,546        6,268     75,000
    10         9,905       3,716       3,531     75,000      5,323        5,138     75,000         7,650        7,465     75,000
    15        16,993       4,867       4,867     75,000      8,434        8,434     75,000        14,880       14,880     75,000
    20        26,039       5,261       5,261     75,000     11,618       11,618     75,000        26,191       26,191     75,000
    25        37,585       4,400       4,400     75,000     14,404       14,404     75,000        44,236       44,236     75,000
    30        52,321       1,442       1,442     75,000     15,978       15,978     75,000        74,122       74,122     90,429




(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER

                             $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
   1            1,260          769       307     75,769          825        363      75,825          882         419       75,882
   2            2,583        1,609     1,146     76,609        1,772      1,309      76,772        1,942       1,480       76,942
   3            3,972        2,425     1,962     77,425        2,750      2,288      77,750        3,103       2,641       78,103
   4            5,431        3,218     2,756     78,218        3,761      3,299      78,761        4,374       3,912       79,374
   5            6,962        3,988     3,525     78,988        4,805      4,342      79,805        5,764       5,302       80,764
   6            8,570        4,732     4,270     79,732        5,881      5,419      80,881        7,285       6,822       82,285
   7           10,259        5,451     4,988     80,451        6,989      6,527      81,989        8,947       8,485       83,947
   8           12,032        6,143     5,773     81,143        8,131      7,761      83,131       10,766      10,396       85,766
   9           13,893        6,808     6,531     81,808        9,306      9,028      84,306       12,755      12,478       87,755
   10          15,848        7,446     7,261     82,446       10,514     10,329      85,514       14,932      14,747       89,932
   15          27,189       10,170    10,170     85,170       17,037     17,037      92,037       29,284      29,284      104,284
   20          41,663       11,937    11,937     86,937       24,237     24,237      99,237       51,717      51,717      126,717
   25          60,136       12,249    12,249     87,249       31,604     31,604     106,604       86,552      86,552      161,552
   30          83,713       10,353    10,353     85,353       38,177     38,177     113,177      140,460     140,460      215,460



(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER


                              $750 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender     Death        Policy     Surrender     Death
   Year         Per Year    Value      Value     Benefit      Value      Value      Benefit       Value        Value      Benefit
   ----        -----------  -----    ---------   -------      -----    ---------    -------       -----      ---------    -------
     1              788       361          0      75,000         392          0      75,000          424           0        75,000
     2            1,614       800        338      75,000         888        426      75,000          981         518        75,000
     3            2,483     1,224        762      75,000       1,398        935      75,000        1,587       1,125        75,000
     4            3,394     1,633      1,170      75,000       1,922      1,459      75,000        2,248       1,785        75,000
     5            4,351     2,025      1,563      75,000       2,458      1,995      75,000        2,968       2,505        75,000
     6            5,357     2,401      1,938      75,000       3,008      2,545      75,000        3,751       3,289        75,000
     7            6,412     2,758      2,295      75,000       3,569      3,106      75,000        4,604       4,141        75,000
     8            7,520     3,097      2,727      75,000       4,142      3,772      75,000        5,533       5,163        75,000
     9            8,683     3,416      3,139      75,000       4,727      4,449      75,000        6,546       6,268        75,000
    10            9,905     3,716      3,531      75,000       5,323      5,138      75,000        7,650       7,465        75,000
    15           16,993     4,867      4,867      75,000       8,434      8,434      75,000       14,880      14,880        75,000
    20           26,039     5,261      5,261      75,000      11,618     11,618      75,000       26,191      26,191        75,000
    25           37,585     4,400      4,400      75,000      14,404     14,404      75,000       44,067      44,067        88,775
    30           52,321     1,442      1,442      75,000      15,978     15,978      75,000       71,049      71,049       125,110

(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

MALE ISSUE AGE: 35                                                    NON-SMOKER

                             $1,200 ANNUAL PREMIUM
                            $75,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
   1             1,260         769       307      75,769        825         363      75,825         882         419       75,882
   2             2,583       1,609     1,146      76,609      1,772       1,309      76,772       1,942       1,480       76,942
   3             3,972       2,425     1,962      77,425      2,750       2,288      77,750       3,103       2,641       78,103
   4             5,431       3,218     2,756      78,218      3,761       3,299      78,761       4,374       3,912       79,374
   5             6,962       3,988     3,525      78,988      4,805       4,342      79,805       5,764       5,302       80,764
   6             8,570       4,732     4,270      79,732      5,881       5,419      80,881       7,285       6,822       82,285
   7            10,259       5,451     4,988      80,451      6,989       6,527      81,989       8,947       8,485       83,947
   8            12,032       6,143     5,773      81,143      8,131       7,761      83,131      10,766      10,396       85,766
   9            13,893       6,808     6,531      81,808      9,306       9,028      84,306      12,755      12,478       87,755
   10           15,848       7,446     7,261      82,446     10,514      10,329      85,514      14,932      14,747       89,932
   15           27,189      10,170    10,170      85,170     17,037      17,037      92,037      29,284      29,284      104,284
   20           41,663      11,937    11,937      86,937     24,237      24,237      99,237      51,717      51,717      126,717
   25           60,136      12,249    12,249      87,249     31,604      31,604     106,604      86,364      86,364      173,983
   30           83,713      10,353    10,353      85,353     38,177      38,177     113,177     138,274     138,274      243,485


(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY


FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
    1            1,575        742          0    125,000          805           0   125,000          868           0      125,000
    2            3,229      1,597        610    125,000        1,775         788   125,000        1,961         974      125,000
    3            4,965      2,414      1,427    125,000        2,762       1,775   125,000        3,141       2,154      125,000
    4            6,788      3,190      2,203    125,000        3,765       2,778   125,000        4,416       3,429      125,000
    5            8,703      3,925      2,938    125,000        4,784       3,797   125,000        5,796       4,809      125,000
    6           10,713      4,617      3,630    125,000        5,815       4,828   125,000        7,288       6,301      125,000
    7           12,824      5,262      4,275    125,000        6,857       5,870   125,000        8,901       7,914      125,000
    8           15,040      5,858      5,068    125,000        7,907       7,117   125,000       10,645       9,856      125,000
    9           17,367      6,398      5,806    125,000        8,958       8,365   125,000       12,530      11,937      125,000
   10           19,810      6,883      6,488    125,000       10,010       9,615   125,000       14,569      14,174      125,000
   15           33,986      8,448      8,448    125,000       15,261      15,261   125,000       27,768      27,768      125,000
   20           52,079      8,162      8,162    125,000       20,102      20,102   125,000       48,313      48,313      125,000
   25           75,170      4,260      4,260    125,000       22,734      22,734   125,000       81,030      81,030      125,000
   30          104,641          0          0          0       20,337      20,337   125,000      137,155     137,155      146,756

(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                  NON-SMOKER

                              $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
             LIFE INSURANCE QUALIFICATION TEST - GUIDELINE PREMIUM

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
     1            2,205      1,284       297     126,284       1,380         393    126,380       1,476          490     126,476
     2            4,520      2,669     1,682     127,669       2,947       1,960    127,947       3,236        2,249     128,236
     3            6,951      4,003     3,016     129,003       4,552       3,565    129,552       5,148        4,161     130,148
     4            9,504      5,284     4,298     130,284       6,195       5,208    131,195       7,224        6,237     132,224
     5           12,184      6,512     5,526     131,512       7,876       6,889    132,876       9,480        8,493     134,480
     6           14,998      7,683     6,696     132,683       9,592       8,605    134,592      11,929       10,942     136,929
     7           17,953      8,795     7,809     133,795      11,341      10,355    136,341      14,589       13,602     139,589
     8           21,056      9,845     9,056     134,845      13,121      12,331    138,121      17,476       16,686     142,476
     9           24,314     10,826    10,234     135,826      14,923      14,331    139,923      20,605       20,013     145,605
    10           27,734     11,737    11,343     136,737      16,749      16,355    141,749      24,000       23,605     149,000
    15           47,581     15,240    15,240     140,240      26,194      26,194    151,194      45,944       45,944     170,944
    20           72,910     16,567    16,567     141,567      35,678      35,678    160,678      79,250       79,250     204,250
    25          105,238     14,029    14,029     139,029      43,040      43,040    168,040     128,562      128,562     253,562
    30          146,498      5,618     5,618     130,618      45,154      45,154    170,154     201,004      201,004     326,004


(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                 NON-SMOKER


                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES




                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------

    1            1,575        742           0    125,000          805         0    125,000           868           0      125,000
    2            3,229      1,597         610    125,000        1,775       788    125,000         1,961         974      125,000
    3            4,965      2,414       1,427    125,000        2,762     1,775    125,000         3,141       2,154      125,000
    4            6,788      3,190       2,203    125,000        3,765     2,778    125,000         4,416       3,429      125,000
    5            8,703      3,925       2,938    125,000        4,784     3,797    125,000         5,796       4,809      125,000
    6           10,713      4,617       3,630    125,000        5,815     4,828    125,000         7,288       6,301      125,000
    7           12,824      5,262       4,275    125,000        6,857     5,870    125,000         8,901       7,914      125,000
    8           15,040      5,858       5,068    125,000        7,907     7,117    125,000        10,645       9,856      125,000
    9           17,367      6,398       5,806    125,000        8,958     8,365    125,000        12,530      11,937      125,000
   10           19,810      6,883       6,488    125,000       10,010     9,615    125,000        14,569      14,174      125,000
   15           33,986      8,448       8,448    125,000       15,261    15,261    125,000        27,768      27,768      125,000
   20           52,079      8,162       8,162    125,000       20,102    20,102    125,000        48,313      48,313      125,000
   25           75,170      4,260       4,260    125,000       22,734    22,734    125,000        80,870      80,870      138,475
   30          104,641          0           0          0       20,337    20,337    125,000       130,324     130,324      196,999


(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES

PENN MUTUAL LIFE INSURANCE COMPANY

FEMALE ISSUE AGE: 45                                                 NON-SMOKER


                              $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2
           LIFE INSURANCE QUALIFICATION TEST -CASH VALUE ACCUMULATION

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                 6% Hypothetical                       12% Hypothetical
                Premiums        Gross Investment Return          Gross Investment Return              Gross Investment Return
               Accumulated  ----------------------------      ----------------------------        ------------------------------
  End of           at                Net Cash                          Net Cash                              Net Cash
  Policy       5% Interest  Policy   Surrender    Death       Policy   Surrender    Death         Policy     Surrender    Death
   Year         Per Year    Value      Value     Benefit      Value      Value     Benefit        Value        Value     Benefit
   ----        -----------  -----    ---------   -------      -----    ---------   -------        -----      ---------   -------
     1           2,205       1,284        297    126,284       1,380        393    126,380         1,476          490     126,476
     2           4,520       2,669      1,682    127,669       2,947      1,960    127,947         3,236        2,249     128,236
     3           6,951       4,003      3,016    129,003       4,552      3,565    129,552         5,148        4,161     130,148
     4           9,504       5,284      4,298    130,284       6,195      5,208    131,195         7,224        6,237     132,224
     5          12,184       6,512      5,526    131,512       7,876      6,889    132,876         9,480        8,493     134,480
     6          14,998       7,683      6,696    132,683       9,592      8,605    134,592        11,929       10,942     136,929
     7          17,953       8,795      7,809    133,795      11,341     10,355    136,341        14,589       13,602     139,589
     8          21,056       9,845      9,056    134,845      13,121     12,331    138,121        17,476       16,686     142,476
     9          24,314      10,826     10,234    135,826      14,923     14,331    139,923        20,605       20,013     145,605
    10          27,734      11,737     11,343    136,737      16,749     16,355    141,749        24,000       23,605     149,000
    15          47,581      15,240     15,240    140,240      26,194     26,194    151,194        45,944       45,944     170,944
    20          72,910      16,567     16,567    141,567      35,678     35,678    160,678        79,250       79,250     204,250
    25         105,238      14,029     14,029    139,029      43,040     43,040    168,040       128,562      128,562     253,562
    30         146,498       5,618      5,618    130,618      45,154     45,154    170,154       201,004      201,004     326,004



(1)      Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             ADDITIONAL INFORMATION


  This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

  Contents of this Section                                            Page

  The Penn Mutual Life Insurance Company................................46
  Year 2000.............................................................46
  Penn Mutual Variable Life Account I...................................46
  The Funds.............................................................48
  More Information About Policy Values..................................51
  Federal Income Tax Considerations.....................................53
  Sale of Policies......................................................56
  Penn Mutual Trustee and Officers......................................56
  State Regulation......................................................59
  Registration Statement................................................59
  Experts...............................................................59
  Litigation............................................................59
  Independent Auditors..................................................60
  Legal Matters.........................................................60
  Financial Statements..................................................60
  Appendix A...........................................................A-1
  -       Sample Minimum Initial Premiums
  Appendix B...........................................................B-1

  -       Applicable Percentages Under Guideline Value/Cash Value
          Corridor Test

  - Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance Qualification Test

THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

YEAR 2000

     The services we provide, as well as services provided by other companies, organizations and governmental entities generally, depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, and may return to 1900 or some other date after December 31, 1999. If not corrected, these systems could fail or create erroneous results. We began addressing the Year 2000 problem actively in 1996. The effort involves assessing all of our computers, computer programs, and related equipment, making necessary changes, and assuring that all systems process dates correctly. We believe that we have designed and implemented an efficient process for identifying what needs to be changed. Although we cannot give assurance that we will have no Year 2000 problem, we expect our computer systems to perform satisfactorily in the Year 2000.

     Penn Mutual and the mutual funds that serve as investment options for the Separate Account have relationships with investment advisers, broker-dealers, transfer agents, custodians, and other service providers. We are contacting the funds and their vendors and service providers to obtain reasonable assurances that such service providers have taken appropriate measures to address the Year 2000 problem. Where practicable, we will assess and attempt to mitigate risks that the businesses and organizations upon which we depend are not Year 2000 compliant. We cannot, however, give assurance that failure of these firms to complete adequate preparations in a timely manner will not have an adverse effect on the Contracts.

     The Year 2000 Information and Readiness Disclosure Act passed by Congress in 1998 encourages businesses and other organizations to provide information about the readiness of their computer systems. The Act also provides certain protections to these organizations against potential liability for what they say about their readiness. We specifically designate the information about our readiness as readiness disclosure under the protections of the Act.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

     We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

     Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in shares of investment funds. They are allocated in accordance with instructions from Policy owners

     Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

     If investment in a shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF  THE FUNDS

     We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

     To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

     We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS

     Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

     The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

     PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.

     PENN SERIES -- VALUE EQUITY FUND -- maximize total return (capital appreciation and income).

     PENN SERIES -- SMALL CAPITALIZATION FUND -- capital appreciation.

     PENN SERIES -- EMERGING GROWTH FUND -- capital appreciation.

     PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

     PENN SERIES -- INTERNATIONAL EQUITY FUND -- capital appreciation.

     PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

     PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

     PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

     NEUBERGER BERMAN -- LIMITED MATURITY BOND PORTFOLIO -- the highest current income consistent with low risk to principal and liquidity; a secondary objective -- enhance total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

     NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

     NEUBERGER BERMAN -- PARTNERS PORTFOLIO -- capital growth; Neuberger Berman reserves the right to make changes in the investment objectives, but will notify shareholders thirty days in advance of any proposed material change.

     FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

     FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.

     FIDELITY INVESTMENTS' VIP FUND II -- INDEX 500 PORTFOLIO -- match the total return of the S&P 500 while keeping expenses low; the S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

     MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation.

THE MANAGERS

    INDEPENDENCE CAPITAL MANAGEMENT, INC. ("Independence Capital Management"), of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

     T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

     OPCAP ADVISORS (formerly Quest for Value Advisors), of New York, New York, is investment sub-adviser to the Penn Series Value Equity Fund and the Penn Series Small Capitalization Fund.

     VONTOBEL USA INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

    RS INVESTMENT MANAGEMENT, INC. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

     NEUBERGER BERMAN MANAGEMENT INCORPORATED, of New York, New York, is the investment adviser to each series of Advisers Managers Trust underlying the Neuberger Berman Limited Maturity Bond Portfolio, the Neuberger Berman Balanced Portfolio and the Neuberger Berman Partner Portfolio.

     FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio and Index 500 Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager

Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

    MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("Morgan Stanley Dean Witter"), of New York, New York, is the investment adviser to Morgan Stanley Universal Funds' Emerging Markets Equity (International) Portfolio.

     Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

     We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

     The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley Dean Witter currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley Dean Witter, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policyowners and variable life Policyowners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

     Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter, respectively; or (4) differences between voting instructions given by variable annuity Policyowners and those given by variable life Policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

MORE INFORMATION ABOUT POLICY VALUES

     On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

     On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

      When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

     The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

      An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

      The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

FIXED ACCOUNT VALUE

      On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the policy special loan account.

NET POLICY VALUE

     The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

     The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

     The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

FEDERAL INCOME TAX CONSIDERATIONS

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

     To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

     Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

     The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

     The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

     We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

     The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

     Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

     All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

     The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

      Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

     Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

     Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

     Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

     Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

     Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

OTHER TAX CONSIDERATIONS

     The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

     The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF POLICIES

     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

PENN MUTUAL TRUSTEES AND OFFICERS

     Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES
                                             Position with
Name and Address                             Penn Mutual                        Principal Occupation During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Chappell                           Chairman of the                    Chairman of the Board and Chief Executive Officer
The Penn Mutual Life                         Board                              (since December 1996), President and Chief Executive
Insurance Company                            and Chief                          Officer (April 1995-December 1996), President and
Philadelphia, PA 19172                       Executive                          Chief Operating Officer, (January 1994 to April
                                             Officer                            1995), The Penn Mutual Life Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                              President, Chief                   President and Chief Operating Officer (since January
The Penn Mutual Life                         Operating Officer                  1997), Executive Vice President, (May 1996-January
Insurance Company                            and Trustee                        1997), The Penn Mutual Life Insurance Company;
Philadelphia, PA 19172                                                          Executive Vice President, The New England Mutual
                                                                                Life Insurance Company (prior thereto).
------------------------------------------------------------------------------------------------------------------------------------
Julia Chang Bloch                            Trustee                            Visiting Professor, Institute of International
1743 22nd Street, NW                                                            Relations in Beijing, China, and distinguished
Washington, DC 20008                                                            adviser, American Studies Center (April 1998 to
                                                                                present); President, US-Japan Foundation (July 1996
                                                                                to March 1998); Group Executive Vice President, Bank
                                                                                America NT & SA (June 1993 to June 1996).
------------------------------------------------------------------------------------------------------------------------------------
James A. Hagen                               Trustee                            Retired (since May 1996), Chairman of the Board,
2040 Montrose Lane                                                              Conrail, Inc. (prior thereto).
Wilmington, NC 28405
------------------------------------------------------------------------------------------------------------------------------------
Philip E. Lippincott                         Trustee                            Retired (since April 1994), Chairman and Chief
4301 Bayberry Drive                                                             Executive Officer, Scott Paper Company (prior
Avalon, NJ 08202                                                                thereto).
------------------------------------------------------------------------------------------------------------------------------------
John F. McCaughan                            Trustee                            Retired Chairman (since 1996), Chairman of the Board
921 Pebble Hill Road                                                            (prior thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
------------------------------------------------------------------------------------------------------------------------------------
Alan B. Miller                               Trustee                            Chairman and President, Universal Health Services,
367 S. Gulph Road                                                               Inc.
King of Prussia, PA
19406
------------------------------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert                          Trustee                            President and Chief Executive Officer, The
34th                                                                            Children's Hospital of Philadelphia (since 1987).
 and Civic Center Blvd.
Philadelphia, PA 19104
------------------------------------------------------------------------------------------------------------------------------------
Robert H. Rock                               Trustee                            President, MLR Holdings, LLC (since 1987).
9th Floor
1845 Walnut Street -
Philadelphia, PA 19103
------------------------------------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.                         Trustee                            President and Chief Executive Officer, Janney
1801 Market Street                                                              Montgomery Scott Inc. (a securities broker/dealer
Philadelphia, PA 19103                                                          and subsidiary of The Penn Mutual Life Insurance
                                                                                Company).
------------------------------------------------------------------------------------------------------------------------------------

                                       57


                                             Position with
Name and Address                             Penn Mutual                        Principal Occupation During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------

Wesley S. Williams, Jr.,                     Trustee                            Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
NW
P.O. Box 7566
Washington, D.C. 20004

------------------------------------------------------------------------------------------------------------------------------------

     The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS

 Name                                                         Principal Occupation During Past Five years
------------------------------------------------------------------------------------------------------------------------------------
John M. Albanese                             Senior Vice President, Customer Service and Information Systems (since June 1997), Vice
The Penn Mutual Life                         President, Information Systems Application (prior thereto), The Penn Mutual Life
Insurance Company                            Insurance Company.
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
George W. Bentham                            Senior Vice President, Career Agency System (since April 1998), The Penn Mutual Life
The Penn Mutual Life                         Insurance Company, Independent Consultant (1997); Senior Vice President & Chief of
Insurance Company                            Marketing Officer (1995-1996), American General Life; Vice President, Individual
Philadelphia, PA  19172                      Marketing (prior thereto), Alexander Hamilton Life.

------------------------------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo                       Senior Vice President, Human Resources (since June 1997); Corporate Vice President and
The Penn Mutual Life                         General Manager, Human Resources and Quality MG Industries, America (prior thereto).
Insurance Company
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie                              Executive Vice President and Chief Financial Officer (since December 1995), Senior Vice
The Penn Mutual Life                         President and Chief Financial Officer (prior thereto), The Penn Mutual Life Insurance
Insurance Company                            Company.
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------------------------------
Larry L. Mast                                Executive Vice President, The Penn Mutual Life Insurance Company (May 1997 to present).
The Penn Mutual Life                         Formerly Senior Vice President, Lafayette Life Insurance Company (September 1994 to May
Insurance Company                            1997); Vice President, Security Benefit Insurance Company (May 1993 to September 1994);
Philadelphia, PA 19172                       Vice President, Home Life Insurance Company (July 1990 to May 1993); Agency Manager,
                                             The Equitable Life Insurance Company (August 1978 to July 1990).
------------------------------------------------------------------------------------------------------------------------------------
Harold E. Maude, Jr.                         Senior Vice President, Independence Financial Network (since July 1996), Vice
The Penn Mutual Life                         President, Independence Financial Network (prior thereto), The Penn Mutual Life
Insurance Company                            Insurance Company.
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Nina M. Mulrooney                            General Auditor (since November 1991), Vice President, Market Conduct (since December
The Penn Mutual Life                         1997), Assistant Vice President, Corporate Accounting and Controls (prior thereto), The
Insurance Company                            Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Peter M. Sherman                             Executive Vice President (since December 1998), Chief Investment Officer (since May
The Penn Mutual Life                         1996), Senior Vice President (May 1996 to December 1996), Vice President, Investments
Insurance Company                            (January 1996 to April 1996), Vice President, Fixed Income Portfolio Management (prior
Philadelphia, PA 19172                       thereto), The Penn Mutual Life Insurance Company; President, Independence Capital
                                             Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
------------------------------------------------------------------------------------------------------------------------------------

STATE REGULATION

     Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

     We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

REGISTRATION STATEMENT

     A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

     Actuarial matters included in this prospectus have been examined by Edward
S. Attarian, FSA, MAAA, Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

LITIGATION

     No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS

     The consolidated financial statements of The Penn Mutual Life Insurance Company at December 31, 1998 and 1997, and for each of the three years ended December 31, 1998, and the financial statements of Penn Mutual Variable Life Account I of The Penn Mutual Life Insurance Company at December 31, 1998, and for each of the two years ended December 31, 1998, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

LEGAL MATTERS

     Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

FINANCIAL STATEMENTS

     The financial statements of Penn Mutual Variable Life Account I and the consolidated financial statements of The Penn Mutual Life Insurance Company appear on the following pages. The consolidated financial statements of The Penn Mutual Life Insurance Company should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

     New subaccounts of Penn Mutual Variable Life Account I have been established under the Policies subsequent to December 31, 1998. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no unit values for the subaccounts at December 31, 1998.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I


We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Emerging Markets Equity Portfolio) as of December 31, 1998 and the related statement of operations and statements of changes in net assets for the each of the periods indicated therein. These financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Penn Mutual Variable Life Account I at December 31, 1998, the results of their operations and changes in their net assets for each of the periods indicted therein, in conformity with generally accepted accounting principles.






Philadelphia, Pennsylvania                       ERNST & YOUNG LLP
April 2, 1999

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998




                                                                MONEY           QUALITY       HIGH YIELD     GROWTH EQUITY
                                              TOTAL         MARKET FUND++     BOND FUND++     BOND FUND++        FUND++
                                         ---------------   ---------------   -------------   -------------   --------------
INVESTMENT IN COMMON STOCK
 Number of Shares ....................                        11,334,098         638,649         861,738          489,993
 Cost ................................    $235,497,972       $11,334,098      $6,652,404      $8,192,626      $11,729,650
ASSETS:
 Investments at Market Value .........    $257,521,685       $11,334,098      $6,641,947      $7,919,370      $15,130,985
 Dividends receivable ................          49,116            49,116              --              --               --
LIABILITIES:
 Due to (from) The Penn Mutual
  Life Insurance Company .............         221,956           (36,363)          1,424           1,812            3,933
                                          ------------       -----------      ----------      ----------      -----------
NET ASSETS ...........................    $257,348,845       $11,419,577      $6,640,523      $7,917,558      $15,127,052
                                          ============       ===========      ==========      ==========      ===========

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998




                                                               MONEY           QUALITY       HIGH YIELD     GROWTH EQUITY
                                              TOTAL        MARKET FUND++     BOND FUND++     BOND FUND++        FUND++
                                          -------------   ---------------   -------------   -------------   --------------
INVESTMENT INCOME:
 Dividends ............................    $ 4,222,562        $523,576        $ 294,435      $  615,511      $    10,136
EXPENSE:
 Mortality and expense risk
  charges .............................      1,744,648          90,068           42,394          52,081           86,351
                                           -----------        --------        ---------      ----------      -----------
 Net investment income (loss) .........      2,477,914         433,508          252,041         563,430          (76,215)
                                           -----------        --------        ---------      ----------      -----------
 REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
 Realized gains (losses) from
  redemption of fund shares ...........        672,191              --            5,291             291           11,013
 Capital gains distributions ..........     15,495,765              --          198,445              --        1,579,046
                                           -----------        --------        ---------      ----------      -----------
 Net realized gains from
  investment transactions .............     16,167,956              --          203,736             291        1,590,059
 Net change in unrealized
  appreciation/depreciation of
  investments .........................      6,282,694              --          (14,899)       (318,691)       2,350,499
                                           -----------        --------        ---------      ----------      -----------
 Net realized and unrealized
  gains (losses) on investments .......     22,450,650              --          188,837        (318,400)       3,940,558
                                           -----------        --------        ---------      ----------      -----------
 NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..........................    $24,928,564        $433,508        $ 440,878      $  245,030      $ 3,864,343
                                           ===========        ========        =========      ==========      ===========

----------
++         Investment in Penn Series Funds, Inc.
++++       Investment in Neuberger Berman Advisers Management Trust
++++++     Investment in American Century Variable Portfolios, Inc.
++++++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++++++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.




   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



                    FLEXIBLY                              SMALL           EMERGING
 VALUE EQUITY        MANAGED       INTERNATIONAL     CAPITALIZATION        GROWTH
    FUND++           FUND++        EQUITY FUND++         FUND++            FUND++
--------------   --------------   ---------------   ----------------   -------------
   1,585,105        3,017,417         1,218,820           650,958          340,754
 $31,453,934      $56,227,637       $19,383,461        $8,691,334       $4,774,068
 $35,490,505      $55,248,910       $22,401,909        $8,338,774       $5,939,334
          --               --                --                --               --
       8,841           12,414             5,512             1,984            1,797
 -----------      -----------       -----------        ----------       ----------
 $35,481,664      $55,236,496       $22,396,397        $8,336,790       $5,937,537
 ===========      ===========       ===========        ==========       ==========

--------------------------------------------------------------------------------



                     FLEXIBLY                              SMALL            EMERGING
 VALUE EQUITY        MANAGED        INTERNATIONAL     CAPITALIZATION         GROWTH
    FUND++            FUND++        EQUITY FUND++         FUND++             FUND++
--------------   ---------------   ---------------   ----------------   ---------------
 $   441,858      $  1,554,726       $   206,500         $ 52,380         $        --
     260,226           409,962           149,839           57,923              29,768
 -----------      ------------       -----------         --------         -----------
     181,632         1,144,764            56,661           (5,543)            (29,768)
 -----------      ------------       -----------         --------         -----------
     289,563           246,644           250,872                 (4)            9,622
   2,887,717         5,538,196           719,716          135,420                 790
 -----------      ------------       -----------         ----------       -----------
   3,177,280         5,784,840           970,588          135,416              10,412
    (904,321)       (4,524,890)        2,087,405         (791,507)          1,277,385
 -----------      ------------       -----------         ----------       -----------
   2,272,959         1,259,950         3,057,993         (656,091)          1,287,797
 -----------      ------------       -----------         ----------       -----------
 $ 2,454,591      $  2,404,714       $ 3,114,654        ($661,634)        $ 1,258,029
 ===========      ============       ===========         ==========       ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998 (CONT'D.)




                                                              LIMITED                              CAPITAL
                                            BALANCED       MATURITY BOND        PARTNERS        APPRECIATION
                                         PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++++
                                        ---------------   ---------------   ---------------   ----------------
INVESTMENT IN COMMON STOCK
Number of Shares ....................         314,303            88,920           433,797           639,216
Cost ................................      $4,865,196        $1,233,751        $8,393,609        $6,249,378
ASSETS:
Investments at Market Value .........      $5,135,714        $1,228,881        $8,211,769        $5,765,731
Dividends receivable ................              --                --                --                --
LIABILITIES:
Due to The Penn Mutual Life Insurance
 Company ............................           1,231               283             2,075             1,584
                                           ----------        ----------        ----------        ----------
NET ASSETS ..........................      $5,134,483        $1,228,598        $8,209,694        $5,764,147
                                           ==========        ==========        ==========        ==========

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998 (CONT'D.)




                                                                        LIMITED                              CAPITAL
                                                      BALANCED       MATURITY BOND        PARTNERS        APPRECIATION
                                                   PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++++
                                                  ---------------   ---------------   ---------------   ----------------
INVESTMENT INCOME:
Dividends .....................................     $   87,653         $  49,871        $   15,266          $      --
EXPENSE:
Mortality and expense risk charges ............         34,876             7,976            49,221             47,491
                                                    ----------         ---------        ----------          ---------
Net investment income (loss) ..................         52,777            41,895           (33,955)           (47,491)
                                                    ----------         ---------        ----------          ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Realized gains (losses) from redemption of
 fund shares ..................................         (5,003)              242             5,188           (164,376)
Capital gains distributions ...................        615,658                --           480,865            304,408
                                                    ----------         ---------        ----------          ---------
Net realized gains from investment transactions        610,655               242           486,053            140,032
Net change in unrealized appreciation/
 depreciation of investments ..................       (184,479)          (13,221)         (271,429)          (261,202)
                                                    ----------         ---------        ----------          ---------
Net realized and unrealized gains (losses) on
 investments ..................................        426,176           (12,979)          214,624           (121,170)
                                                    ----------         ---------        ----------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ....................     $  478,953         $  28,916        $  180,669         ($ 168,661)
                                                    ==========         =========        ==========          =========

----------
++         Investment in Penn Series Funds, Inc.
++++       Investment in Neuberger Berman Advisers Management Trust
++++++     Investment in American Century Variable Portfolios, Inc.
++++++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++++++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.








   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



                                                                                              EMERGING
   EQUITY INCOME             GROWTH            ASSET MANAGER           INDEX 500           MARKETS EQUITY
 PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++++
-------------------   -------------------   -------------------   -------------------   --------------------
        781,731               636,718               204,814               104,596               253,025
    $16,956,543           $21,094,184            $3,351,168           $12,706,988            $2,207,943
    $19,871,602           $28,569,544            $3,719,433           $14,774,172            $1,799,007
             --                    --                    --                    --                    --
          5,352                 7,739                   948                 4,001               197,389
    -----------           -----------            ----------           -----------            ----------
    $19,866,250           $28,561,805            $3,718,485           $14,770,171            $1,601,618
    ===========           ===========            ==========           ===========            ==========

--------------------------------------------------------------------------------



                                                                                              EMERGING
   EQUITY INCOME             GROWTH            ASSET MANAGER           INDEX 500           MARKETS EQUITY
 PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++++
-------------------   -------------------   -------------------   -------------------   --------------------
    $   182,863           $    80,651            $  68,039            $    30,625             $   8,472
        142,405               186,928               24,502                 62,991                 9,646
    -----------           -----------            ---------            -----------             ---------
         40,458              (106,277)              43,537                (32,366)               (1,174)
    -----------           -----------            ---------            -----------             ---------
         (1,038)               33,351               (1,881)                (9,976)                2,392
        650,775             2,109,678              204,117                 70,934                    --
    -----------           -----------            ---------            -----------             ---------
        649,737             2,143,029              202,236                 60,958                 2,392
        963,306             5,047,623              136,988              1,980,793              (276,666)
    -----------           -----------            ---------            -----------             ---------
      1,613,043             7,190,652              339,224              2,041,751              (274,274)
    -----------           -----------            ---------            -----------             ---------
    $ 1,653,501           $ 7,084,375            $ 382,761            $ 2,009,385            ($ 275,448)
    ===========           ===========            =========            ===========             =========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997



                                                                       TOTAL
                                                          --------------------------------
                                                                1998             1997
                                                          ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ..........................   $   2,477,914    $  2,286,799
 Net realized gains (losses) from investment
  transactions .........................................   $  16,167,956    $  6,873,413
 Net change in unrealized appreciation/
  depreciation of investments ..........................   $   6,282,694    $  8,957,231
                                                           -------------    ------------
Net increase (decrease) in net assets resulting from
 operations ............................................   $  24,928,564    $ 18,117,443
                                                           -------------    ------------
VARIABLE LIFE ACTIVITIES:
 Purchase payments .....................................   $  96,529,479    $ 68,853,918
 Death benefits ........................................        (121,041)       (227,121)
 Cost of Insurance .....................................     (14,082,492)     (9,134,776)
 Net Transfers .........................................      (3,175,599)     (1,981,811)
 Transfers of Policy Loans .............................         577,625         571,227
 Contract administration charges .......................      (3,850,403)     (2,917,736)
 Surrender benefits ....................................      (5,921,782)     (3,480,445)
                                                           -------------    ------------
Net increase (decrease) in net assets resulting from
 variable life activities ..............................      69,955,787      51,683,256
                                                           -------------    ------------
 Total increase (decrease) in net assets ...............      94,884,351      69,800,699
NET ASSETS:
 Beginning of year .....................................     162,464,494      92,663,795
                                                           -------------    ------------
 END OF YEAR ...........................................   $ 257,348,845    $162,464,494
                                                           =============    ============


                                                                 MONEY MARKET FUND++              QUALITY BOND FUND++
                                                          ----------------------------------  ----------------------------
                                                                1998              1997             1998           1997
                                                          ----------------  ----------------  -------------  -------------
OPERATIONS:
 Net investment income (loss) ..........................   $      433,508    $      300,710    $  252,041     $  215,998
 Net realized gains (losses) from investment
  transactions .........................................               --                --       203,736          7,913
 Net change in unrealized appreciation/
  depreciation of investments ..........................               --                --       (14,899)        32,551
                                                           --------------    --------------    ----------     ----------
Net increase (decrease) in net assets resulting from
 operations ............................................          433,508           300,710       440,878        256,462
                                                           --------------    --------------    ----------     ----------
VARIABLE LIFE ACTIVITIES:
 Purchase payments .....................................       42,019,252        28,866,480     1,155,232      1,215,245
 Death benefits ........................................           (2,035)               --          (249)        (1,336)
 Cost of Insurance .....................................       (1,191,497)         (872,326)     (259,658)      (199,435)
 Net Transfers .........................................      (36,872,301)      (25,581,701)    1,041,850        458,596
 Transfers of Policy Loans .............................             (251)           89,746        10,440         13,339
 Contract administration charges .......................         (488,180)         (378,302)      (42,018)       (47,774)
 Surrender benefits ....................................         (418,927)         (145,321)     (105,331)      (105,819)
                                                           --------------    --------------    ----------     ----------
Net increase (decrease) in net assets resulting from
 variable life activities ..............................        3,046,061         1,978,576     1,800,266      1,332,816
                                                           --------------    --------------    ----------     ----------
 Total increase (decrease) in net assets ...............        3,479,569         2,279,286     2,241,144      1,589,278
NET ASSETS:
 Beginning of year .....................................        7,940,008         5,660,722     4,399,379      2,810,101
                                                           --------------    --------------    ----------     ----------
 END OF YEAR ...........................................   $   11,419,577    $    7,940,008    $6,640,523     $4,399,379
                                                           ==============    ==============    ==========     ==========

                                                           HIGH YIELD BOND FUND++          GROWTH EQUITY FUND++
                                                        ----------------------------  ------------------------------
                                                             1998           1997            1998            1997
                                                        -------------  -------------  ---------------  -------------
OPERATIONS:
 Net investment income (loss) ........................   $  563,430     $  374,009      ($   76,215)    ($  23,309)
 Net realized gains (losses) from investment
  transactions .......................................          291         12,914        1,590,059        811,998
 Net change in unrealized appreciation/
  depreciation of investments ........................     (318,691)       186,727        2,350,499        691,676
                                                         ----------     ----------       ----------      ---------
Net increase (decrease) in net assets resulting from
 operations ..........................................      245,030        573,650        3,864,343      1,480,365
                                                         ----------     ----------       ----------      ---------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................    1,768,367      1,004,141        2,036,864      1,437,064
 Death benefits ......................................         (232)        (1,457)            (413)       (50,472)
 Cost of Insurance ...................................     (377,793)      (250,416)        (570,484)      (399,675)
 Net Transfers .......................................    1,334,768        818,234        2,177,912        596,566
 Transfers of Policy Loans ...........................        8,460          2,899           15,214         29,423
 Contract administration charges .....................      (95,903)       (62,569)        (129,899)       (94,210)
 Surrender benefits ..................................     (220,758)      (134,700)        (316,681)      (244,609)
                                                         ----------     ----------       ----------      ---------
Net increase (decrease) in net assets resulting from
 variable life activities ............................    2,416,909      1,376,132        3,212,513      1,274,087
                                                         ----------     ----------       ----------      ---------
 Total increase (decrease) in net assets .............    2,661,939      1,949,782        7,076,856      2,754,452
NET ASSETS:
 Beginning of year ...................................    5,255,619      3,305,837        8,050,196      5,295,744
                                                         ----------     ----------       ----------      ---------
 END OF YEAR .........................................   $7,917,558     $5,255,619      $15,127,052     $8,050,196
                                                         ==========     ==========      ===========     ==========


                                                              VALUE EQUITY FUND++
                                                        --------------------------------
                                                              1998             1997
                                                        ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ........................   $    181,632     $    155,892
 Net realized gains (losses) from investment
  transactions .......................................      3,177,280        1,423,465
 Net change in unrealized appreciation/
  depreciation of investments ........................       (904,321)       2,544,660
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
 operations ..........................................      2,454,591        4,124,017
                                                         ------------     ------------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................      7,712,812        6,366,819
 Death benefits ......................................         (3,109)         (70,127)
 Cost of Insurance ...................................     (2,002,921)      (1,349,019)
 Net Transfers .......................................      2,352,575        4,591,570
 Transfers of Policy Loans ...........................        129,894           47,924
 Contract administration charges .....................       (471,036)        (409,821)
 Surrender benefits ..................................       (800,734)        (498,860)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
 variable life activities ............................      6,917,481        8,678,486
                                                         ------------     ------------
 Total increase (decrease) in net assets .............      9,372,072       12,802,503
NET ASSETS:
 Beginning of year ...................................     26,109,592       13,307,089
                                                         ------------     ------------
 END OF YEAR .........................................   $ 35,481,664     $ 26,109,592
                                                         ============     ============

----------
* For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.
++         Investment in Penn Series Funds, Inc.
++++       Investment in Neuberger Berman Advisers Management Trust
++++++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++++++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D)

                                                            FLEXIBLY MANAGED FUND++
                                                        --------------------------------
                                                              1998             1997
                                                        ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ........................   $  1,144,764     $    949,494
 Net realized gains (losses) from investment
  transactions .......................................      5,784,840        2,543,108
 Net change in unrealized appreciation/
  depreciation of investments ........................     (4,524,890)       1,371,189
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
 operations ..........................................      2,404,714        4,863,791
                                                         ------------     ------------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................     12,234,331       11,469,514
 Death benefits ......................................        (17,851)         (71,412)
 Cost of Insurance ...................................     (3,137,840)      (2,384,305)
 Net Transfers .......................................      1,345,485        4,080,131
 Transfers of Policy Loans ...........................        139,613          217,489
 Contract administration charges .....................       (646,642)        (635,429)
 Surrender benefits ..................................     (1,299,724)      (1,056,819)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
 variable life activities ............................      8,617,372       11,619,169
                                                         ------------     ------------
 Total increase (decrease) in net assets .............     11,022,086       16,482,960
NET ASSETS:
 Beginning of year ...................................     44,214,410       27,731,450
                                                         ------------     ------------
 END OF YEAR .........................................   $ 55,236,496     $ 44,214,410
                                                         ============     ============


                                                                                                      SMALL
                                                          INTERNATIONAL EQUITY FUND++         CAPITALIZATION FUND++
                                                        --------------------------------  -----------------------------
                                                              1998             1997            1998           1997
                                                        ---------------  ---------------  -------------  --------------
OPERATIONS:
 Net investment income (loss) ........................   $     56,661      $   327,027     ($   5,543)     ($   5,769)
 Net realized gains (losses) from investment
  transactions .......................................        970,588          477,764        135,416         305,901
 Net change in unrealized appreciation/
  depreciation of investments ........................      2,087,405          167,910       (791,507)        335,317
                                                         ------------      -----------      ---------       ---------
Net increase (decrease) in net assets resulting from
 operations ..........................................      3,114,654          972,701       (661,634)        635,449
                                                         ------------      -----------      ---------       ---------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................      4,244,414        3,663,296      2,372,356       1,432,627
 Death benefits ......................................        (15,627)          (5,840)       (10,571)             --
 Cost of Insurance ...................................     (1,050,548)        (773,212)      (505,718)       (271,482)
 Net Transfers .......................................      3,160,776          970,906      2,227,491       1,740,303
 Transfers of Policy Loans ...........................         65,814           39,319         11,010           1,886
 Contract administration charges .....................       (252,405)        (242,507)      (165,296)       (137,928)
 Surrender benefits ..................................       (633,058)        (317,635)      (129,707)        (87,759)
                                                         ------------      -----------      ---------       ---------
Net increase (decrease) in net assets resulting from
 variable life activities ............................      5,519,366        3,334,327      3,799,565       2,677,647
                                                         ------------      -----------      ---------       ---------
 Total increase (decrease) in net assets .............      8,634,020        4,307,028      3,137,931       3,313,096
NET ASSETS:
 Beginning of year ...................................     13,762,377        9,455,349      5,198,859       1,885,763
                                                         ------------      -----------      ---------       ---------
 END OF YEAR .........................................   $ 22,396,397      $13,762,377     $8,336,790      $5,198,859
                                                         ============      ===========     ==========      ==========

                                                             EMERGING GROWTH
                                                               PORTFOLIO++
                                                       ----------------------------
                                                            1998          1997*
                                                       -------------  -------------
OPERATIONS:
 Net investment income (loss) .......................   ($  29,768)    ($   3,056)
 Net realized gains (losses) from
  investment transactions ...........................       10,412        103,234
 Net change in unrealized appreciation/
  depreciation of investments .......................    1,277,385       (112,119)
                                                         ---------      ---------
Net increase (decrease) in net assets resulting from
 operations .........................................    1,258,029        (11,941)
                                                         ---------      ---------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ..................................    1,376,626        213,011
 Death benefits .....................................           --             --
 Cost of Insurance ..................................     (270,389)       (37,401)
 Net Transfers ......................................    2,271,306      1,339,220
 Transfers of Policy Loans ..........................          949          1,315
 Contract administration charges ....................     (117,695)       (14,740)
 Surrender benefits .................................      (61,482)        (9,271)
                                                         ---------      ---------
Net increase (decrease) in net assets resulting from
 variable life activities                                3,199,315      1,492,134
                                                         ---------      ---------
 Total increase (decrease) in net assets ............    4,457,344      1,480,193
NET ASSETS:
 Beginning of year ..................................    1,480,193             --
                                                         ---------      ---------
 END OF YEAR ........................................   $5,937,537     $1,480,193
                                                        ==========     ==========

                                                                                           LIMITED MATURITY
                                                          BALANCED PORTFOLIO++++          BOND PORTFOLIO++++
                                                       ----------------------------  ----------------------------
                                                            1998           1997           1998           1997
                                                       -------------  -------------  --------------  ------------
OPERATIONS:
 Net investment income (loss) .......................   $   52,777     $   24,109      $   41,895     $  19,870
 Net realized gains (losses) from
  investment transactions ...........................      610,655        143,065             242         1,045
 Net change in unrealized appreciation/
  depreciation of investments .......................     (184,479)       329,788         (13,221)        6,174
                                                        ----------     ----------      ----------     ---------
Net increase (decrease) in net assets resulting from
 operations .........................................      478,953        496,962          28,916        27,089
                                                        ----------     ----------      ----------     ---------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ..................................    1,068,630        750,229         300,887       129,943
 Death benefits .....................................       (2,001)            --              --            --
 Cost of Insurance ..................................     (278,391)      (204,934)        (58,968)      (37,130)
 Net Transfers ......................................      526,196         21,044         318,853       195,109
 Transfers of Policy Loans ..........................       83,335          8,450           5,849           136
 Contract administration charges ....................      (50,297)       (46,472)        (14,141)      (10,627)
 Surrender benefits .................................     (163,220)      (117,124)         (9,313)      (20,203)
                                                        ----------     ----------      ----------     ---------
Net increase (decrease) in net assets resulting from
 variable life activities ...........................    1,184,252        411,193         543,167       257,228
                                                        ----------     ----------      ----------     ---------
 Total increase (decrease) in net assets ............    1,663,205        908,155         572,083       284,317
NET ASSETS:
 Beginning of year ..................................    3,471,278      2,563,123         656,515       372,198
                                                        ----------     ----------      ----------     ---------
 END OF YEAR ........................................   $5,134,483     $3,471,278      $1,228,598     $ 656,515
                                                        ==========     ==========      ==========     =========

----------
* For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.
++         Investment in Penn Series Funds, Inc.
++++       Investment in Neuberger Berman Advisers Management Trust
++++++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++++++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D)

                                                                  PARTNERS                 CAPITAL APPRECIATION
                                                               PORTFOLIO++++                 PORTFOLIO++++++
                                                        ----------------------------  ------------------------------
                                                             1998          1997*            1998            1997
                                                        -------------  -------------  ---------------  -------------
OPERATIONS:
 Net investment income (loss) ........................   ($  33,955)    ($   5,104)    ($     47,491)   ($  48,298)
 Net realized gains (losses) from investment
  transactions .......................................      486,053            668           140,032        97,458
 Net change in unrealized appreciation/
  depreciation of investments ........................     (271,429)        89,588          (261,202)     (284,767)
                                                          ---------      ---------      ------------     ---------
Net increase (decrease) in net assets resulting from
 operations ..........................................      180,669         85,152          (168,661)     (235,607)
                                                          ---------      ---------      ------------     ---------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................    2,301,846        386,750         1,577,063     2,020,105
 Death benefits ......................................           --             --            (3,745)       (1,604)
 Cost of Insurance ...................................     (484,655)       (47,124)         (342,552)     (421,351)
 Net Transfers .......................................    3,388,292      2,721,133        (1,352,477)     (623,011)
 Transfers of Policy Loans ...........................       11,914         61,300            35,632        38,426
 Contract administration charges .....................     (201,761)       (21,320)          (53,636)     (105,328)
 Surrender benefits ..................................     (138,687)       (33,815)         (244,500)     (146,305)
                                                          ---------      ---------      ------------     ---------
Net increase (decrease) in net assets resulting from
 variable life activities ............................    4,876,949      3,066,924          (384,215)      760,932
                                                          ---------      ---------      ------------     ---------
 Total increase (decrease) in net assets .............    5,057,618      3,152,076          (552,876)      525,325
NET ASSETS:
 Beginning of year ...................................    3,152,076             --         6,317,023     5,791,698
                                                          ---------      ---------      ------------     ---------
 END OF YEAR .........................................   $8,209,694     $3,152,076      $  5,764,147    $6,317,023
                                                         ==========     ==========      ============    ==========

                                                                 EQUITY INCOME
                                                               PORTFOLIO++++++++
                                                        --------------------------------
                                                              1998             1997
                                                        ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ........................   $     40,458      $    27,835
 Net realized gains (losses) from investment
  transactions .......................................        649,737          527,069
 Net change in unrealized appreciation/
  depreciation of investments ........................        963,306        1,460,290
                                                         ------------      -----------
Net increase (decrease) in net assets resulting from
 operations ..........................................      1,653,501        2,015,194
                                                         ------------      -----------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................      4,640,276        3,478,226
 Death benefits ......................................        (20,055)            (417)
 Cost of Insurance ...................................     (1,115,035)        (658,142)
 Net Transfers .......................................      2,979,305        2,552,951
 Transfers of Policy Loans ...........................         25,171            7,118
 Contract administration charges .....................       (297,186)        (250,922)
 Surrender benefits ..................................       (430,380)        (233,942)
                                                         ------------      -----------
Net increase (decrease) in net assets resulting from
 variable life activities ............................      5,782,096        4,894,872
                                                         ------------      -----------
 Total increase (decrease) in net assets .............      7,435,597        6,910,066
NET ASSETS:
 Beginning of year ...................................     12,430,653        5,520,587
                                                         ------------      -----------
 END OF YEAR .........................................   $ 19,866,250      $12,430,653
                                                         ============      ===========

                                                                    GROWTH
                                                               PORTFOLIO++++++++
                                                        -------------------------------
                                                             1998             1997
                                                        --------------  ---------------
OPERATIONS:
 Net investment income (loss) ........................   ($   106,277)    ($   43,860)
 Net realized gains (losses) from investment
  transactions .......................................      2,143,029         304,537
 Net change in unrealized appreciation/
  depreciation of investments ........................      5,047,623       2,035,646
                                                          -----------      ----------
Net increase (decrease) in net assets resulting from
 operations ..........................................      7,084,375       2,296,323
                                                          -----------      ----------
VARIABLE LIFE ACTIVITIES:
 Purchase payments ...................................      5,974,648       5,099,758
 Death benefits ......................................        (45,153)        (24,456)
 Cost of Insurance ...................................     (1,459,882)       (998,857)
 Net Transfers .......................................      2,873,583       1,434,688
 Transfers of Policy Loans ...........................         22,413           9,883
 Contract administration charges .....................       (385,848)       (376,844)
 Surrender benefits ..................................       (689,227)       (260,882)
                                                          -----------      ----------
Net increase (decrease) in net assets resulting from
 variable life activities ............................      6,290,534       4,883,290
                                                          -----------      ----------
 Total increase (decrease) in net assets .............     13,374,909       7,179,613
NET ASSETS:
 Beginning of year ...................................     15,186,896       8,007,283
                                                          -----------      ----------
 END OF YEAR .........................................    $28,561,805     $15,186,896
                                                          ===========     ===========

                                                               ASSET MANAGER                     INDEX 500
                                                             PORTFOLIO++++++++               PORTFOLIO++++++++
                                                        ----------------------------  -------------------------------
                                                             1998           1997            1998            1997*
                                                        -------------  -------------  ---------------  --------------
OPERATIONS:
 Net investment income (loss) ........................   $   43,537     $   22,295      $   (32,366)     ($   4,612)
 Net realized gains (losses) from investment
  transactions .......................................      202,236         93,523           60,958            (281)
 Net change in unrealized appreciation/
  depreciation of investments ........................      136,988        148,479        1,980,793          86,391
                                                         ----------     ----------      -----------       ---------
Net increase (decrease) in net assets resulting from
 operations ..........................................      382,761        264,297        2,009,385          81,498
                                                         ----------     ----------      -----------       ---------
Variable Life Activities:
 Purchase payments ...................................      834,804        597,121        4,295,628         551,343
 Death benefits ......................................           --             --               --              --
 Cost of Insurance ...................................     (216,443)      (142,702)        (664,534)        (67,988)
 Net Transfers .......................................      807,683        466,840        7,630,497       1,438,291
 Transfers of Policy Loans ...........................        1,050          1,178            9,823           1,000
 Contract administration charges .....................      (49,185)       (42,870)        (335,545)        (30,351)
 Surrender benefits ..................................     (115,461)       (27,439)        (115,742)        (33,134)
                                                         ----------     ----------      -----------       ---------
Net increase (decrease) in net assets resulting from
 variable life activities ............................    1,262,448        852,128       10,820,127       1,859,161
                                                         ----------     ----------      -----------       ---------
 Total increase (decrease) in net assets .............    1,645,209      1,116,425       12,829,512       1,940,659
NET ASSETS:
 Beginning of year ...................................    2,073,276        956,851        1,940,659              --
                                                         ----------     ----------      -----------      ----------
 END OF YEAR .........................................   $3,718,485     $2,073,276      $14,770,171      $1,940,659
                                                         ==========     ==========      ===========      ==========

----------
* For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.
++         Investment in Penn Series Funds, Inc.
++++       Investment in Neuberger Berman Advisers Management Trust
++++++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++++++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D)

                                                              EMERGING MARKETS
                                                            PORTFOLIO++++++++++
                                                       ------------------------------
                                                            1998            1997*
                                                       --------------   -------------
OPERATIONS:
 Net investment income (loss) ......................     ($   1,174)     $    3,568
 Net realized gains (losses) from investment
  transactions .....................................          2,392          20,032
 Net change in unrealized appreciation/
  depreciation of investments ......................       (276,666)       (132,269)
                                                          ---------      ----------
Net increase (decrease) in net assets resulting from
 operations ........................................       (275,448)       (108,669)
                                                          ---------      ----------
VARIABLE LIFE ACTIVITIES:
 Purchase payments .................................        615,443         172,246
 Death benefits ....................................             --              --
 Cost of Insurance .................................        (95,184)        (19,277)
 Net Transfers .....................................        612,607         797,319
 Transfers of Policy Loans .........................          1,295             396
 Contract administration charges ...................        (53,730)         (9,722)
 Surrender benefits ................................        (28,850)         (6,808)
                                                          ---------      ----------
Net increase (decrease) in net assets resulting from
 variable life activities ..........................      1,051,581         934,154
                                                          ---------      ----------
 Total increase (decrease) in net assets ...........        776,133         825,485
NET ASSETS:
 Beginning of year .................................        825,485              --
                                                          ---------      ----------
 END OF YEAR .......................................     $1,601,618      $  825,485
                                                         ==========      ==========


----------
* For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.
++         Investment in Penn Series Funds, Inc.
++++       Investment in Neuberger Berman Advisers Management Trust
++++++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++++++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.




   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

December 31, 1998


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

     GENERAL -- Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1998 and the reported amounts from operations and variable life activities during 1998 and 1997. Actual results could differ from those estimates. Certain 1997 amounts have been reclassified to conform with 1998 presentation.

     INVESTMENTS -- Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES -- Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

     DIVERSIFICATION REQUIREMENTS -- Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1998:

                                                  PURCHASES          SALES
                                               --------------   --------------
Money Market Fund ..........................    $ 36,054,655     $32,550,918
Quality Bond Fund ..........................       4,363,783       2,107,488
High Yield Bond Fund .......................       4,563,016       1,581,939
Growth Equity Fund .........................       6,091,870       1,363,231
Value Equity Fund ..........................      13,092,213       2,816,555
Flexibly Managed Fund ......................      20,607,570       5,059,318
International Equity Fund ..................      17,810,109      11,263,407
Small Capitalization Fund ..................       4,456,976         527,145
Emerging Growth Fund .......................       3,852,901         672,705
Limited Maturity Bond Portfolio ............         797,187         211,784
Balanced Portfolio .........................       2,576,819         728,784
Partners Portfolio .........................       5,994,086         663,770
Capital Appreciation Portfolio .............       1,786,184       2,077,878
Equity Income Portfolio ....................       7,326,892         852,484
Growth Portfolio ...........................      10,298,847       1,967,533
Asset Manager Portfolio ....................       1,825,283         316,669
Index 500 Portfolio ........................      11,645,446         793,223
Emerging Markets Equity Portfolio ..........       1,534,095         284,124
                                                ------------     -----------
Total ......................................    $154,677,932     $65,838,955
                                                ============     ===========

NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

     Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Variable Estate Max is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

     For each Cornerstone VUL, Cornerstone VUL II and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

     For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed.

     If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4. UNIT VALUES


     As of December 31, 1998, the accumulation Units and accumulation Unit Values For Variable Life Account I are as follows:




                                             ACCUMULATION     ACCUMULATION
                                                 UNITS         UNIT VALUE
                                            --------------   -------------
MONEY MARKET FUND
 Cornerstone VUL                                 180,163       $ 12.35
 Cornerstone VUL II                              477,687       $ 11.59
 Variable Estate Max                             104,128       $ 11.60
 Momentum Builder                                144,571       $ 16.95
QUALITY BOND FUND
 Cornerstone VUL                                 161,612       $ 14.27
 Cornerstone VUL II/Variable Estate Max          303,952       $ 13.41
 Momentum Builder                                 10,559       $ 24.41
HIGH YIELD BOND FUND
 Cornerstone VUL                                 185,358       $ 15.74
 Cornerstone VUL II/Variable Estate Max          301,994       $ 14.37
 Momentum Builder                                 24,304       $ 27.19
GROWTH EQUITY FUND
 Cornerstone VUL                                 286,826       $ 28.04
 Cornerstone VUL II/Variable Estate Max          239,949       $ 24.30
 Momentum Builder                                 32,676       $ 38.33
VALUE EQUITY FUND
 Cornerstone VUL                                 513,869       $ 24.48
 Cornerstone VUL II/Variable Estate Max        1,117,950       $ 20.09
FLEXIBLY MANAGED FUND
 Cornerstone VUL                               1,210,608       $ 19.23
 Cornerstone VUL II/Variable Estate Max        2,031,273       $ 15.67
 Momentum Builder                                 10,945       $ 40.29
INTERNATIONAL EQUITY FUND
 Cornerstone VUL                                 464,576       $ 19.49
 Cornerstone VUL II/Variable Estate Max          789,966       $ 16.91
SMALL CAPITALIZATION FUND
 Cornerstone VUL                                  81,463       $ 14.67
 Cornerstone VUL II/Variable Estate Max          489,652       $ 14.59
EMERGING GROWTH FUND
 Cornerstone VUL                                  44,758       $ 18.66
 Cornerstone VUL II/Variable Estate Max          274,162       $ 18.61
LIMITED MATURITY BOND PORTFOLIO
 Cornerstone VUL                                  11,610       $ 12.67
 Cornerstone VUL II/Variable Estate Max           90,231       $ 11.99
BALANCED PORTFOLIO
 Cornerstone VUL                                 138,657       $ 17.72
 Cornerstone VUL II/Variable Estate Max          169,155       $ 15.83
PARTNERS PORTFOLIO
 Cornerstone VUL                                 162,349       $ 12.88
 Cornerstone VUL II/Variable Estate Max          476,249       $ 12.85
CAPITAL APPRECIATION PORTFOLIO
 Cornerstone VUL                                 283,529       $ 10.60
 Cornerstone VUL II/Variable Estate Max          218,719       $ 12.61
EQUITY INCOME PORTFOLIO
 Cornerstone VUL                                 183,634       $ 19.11
 Cornerstone VUL II/Variable Estate Max          860,589       $ 19.01
GROWTH PORTFOLIO
 Cornerstone VUL                                 269,190       $ 23.95
 Cornerstone VUL II/Variable Estate Max          928,250       $ 23.82

                                             ACCUMULATION     ACCUMULATION
                                                 UNITS         UNIT VALUE
                                            --------------   -------------
ASSET MANAGER PORTFOLIO
 Cornerstone VUL                                 42,834        $ 17.41
 Cornerstone VUL II/Variable Estate Max         171,750        $ 17.31
INDEX 500 PORTFOLIO
 Cornerstone VUL                                133,377        $ 15.54
 Cornerstone VUL II/Variable Estate Max         818,962        $ 15.50
EMERGING MARKETS EQUITY PORTFOLIO
 Cornerstone VUL                                 51,104        $  6.78
 Cornerstone VUL II/Variable Estate Max         185,708        $  6.76

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


THE BOARD OF TRUSTEES
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA


We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the Company for the year ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS




AS OF DECEMBER 31,                                                         1998            1997
-------------------------------------------------------------------   -------------   -------------
(IN THOUSANDS)
ASSETS
Debt securities, at fair value ....................................    $ 5,500,924     $5,427,652
Equity securities, at fair value ..................................          4,161         12,502
Mortgage loans on real estate .....................................         38,828         52,996
Real estate, net of accumulated depreciation ......................         15,791         22,358
Policy loans ......................................................        638,376        642,989
Short-term investments ............................................          1,024         43,470
Other invested assets .............................................         98,571         88,928
                                                                       -----------     ----------
 TOTAL INVESTMENTS ................................................      6,297,675      6,290,895
Cash and cash equivalents .........................................         24,468         37,064
Investment income due and accrued .................................        104,208        103,072
Deferred acquisition costs ........................................        399,742        384,542
Amounts recoverable from reinsurers ...............................         69,583         63,211
Broker/dealer receivables .........................................        793,522        526,797
Other assets ......................................................         94,179         92,203
Separate account assets ...........................................      2,302,937      1,869,094
                                                                       -----------     ----------
 TOTAL ASSETS .....................................................    $10,086,314     $9,366,878
                                                                       ===========     ==========
LIABILITIES
Reserves for payment of future policy benefits ....................    $ 2,761,319     $2,770,015
Other policyholder funds ..........................................      2,835,081      2,973,434
Policyholders' dividends payable ..................................         30,532         35,273
Broker/dealer payables ............................................        488,783        333,104
Accrued income tax payable: .......................................
 Current ..........................................................         34,853         17,476
 Deferred .........................................................        107,781         75,096
Other liabilities .................................................        383,744        283,666
Separate account liabilities ......................................      2,302,937      1,869,094
                                                                       -----------     ----------
 TOTAL LIABILITIES ................................................      8,945,030      8,357,158
                                                                       -----------     ----------
EQUITY
Retained earnings .................................................        944,145        857,711
Accumulated other comprehensive income - unrealized gains .........        197,139        152,009
                                                                       -----------     ----------
 TOTAL EQUITY .....................................................      1,141,284      1,009,720
                                                                       -----------     ----------
  TOTAL LIABILITIES AND EQUITY ....................................    $10,086,314     $9,366,878
                                                                       ===========     ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED INCOME STATEMENTS




FOR THE YEARS ENDED DECEMBER 31,                                             1998            1997            1996
---------------------------------------------------------------------   -------------   -------------   -------------
(IN THOUSANDS)
REVENUES
Premium and annuity considerations ..................................    $  171,354      $  195,220      $  199,821
Policy fee income ...................................................       114,681         102,398          89,349
Net investment income ...............................................       444,697         460,206         475,315
Net realized capital gains/(losses) .................................         3,912           9,655         (10,078)
Broker/dealer fees and commissions ..................................       331,285         290,005         241,068
Other income ........................................................        16,491          11,851          11,544
                                                                         ----------      ----------      ----------
 TOTAL REVENUE ......................................................     1,082,420       1,069,335       1,007,019
                                                                         ----------      ----------      ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries ....................       455,036         480,234         462,412
Policyholder dividends ..............................................        61,369          67,412          67,596
Increase/(decrease) in liability for future policy benefits .........       (12,356)        (11,972)         42,652
General expenses ....................................................       211,770         202,731         178,554
Broker/dealer sales expense .........................................       180,255         160,730         132,724
Amortization of deferred acquisition costs ..........................        42,223          43,223          46,137
                                                                         ----------      ----------      ----------
 TOTAL BENEFITS AND EXPENSES ........................................       938,297         942,358         930,075
                                                                         ----------      ----------      ----------
Income Before Income Taxes ..........................................       144,123         126,977          76,944
                                                                         ----------      ----------      ----------
Income taxes:
 Current ............................................................        49,509          50,061          37,944
 Deferred ...........................................................         8,180           3,851          (9,919)
                                                                         ----------      ----------      ----------
  NET INCOME ........................................................    $   86,434      $   73,065      $   48,919
                                                                         ==========      ==========      ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY




                                                                       OTHER
                                                                   COMPREHENSIVE     RETAINED        TOTAL
FOR THE YEARS ENDED DECEMBER 31,                                       INCOME        EARNINGS        EQUITY
---------------------------------------------------------------   ---------------   ----------   -------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1996 ....................................      $ 158,941       $735,727     $  894,668
Comprehensive Income
 Net income for 1996 ..........................................             --         48,919         48,919
 Other comprehensive loss, net of tax .........................
 Unrealized depreciation of securities, net of reclassification
  adjustment ..................................................        (73,211)            --        (73,211)
                                                                     ---------       --------     ----------
Comprehensive Loss ............................................                                      (24,292)
                                                                                                  ----------
BALANCE AT DECEMBER 31, 1996 ..................................         85,730        784,646        870,376
Comprehensive Income
 Net income for 1997 ..........................................             --         73,065         73,065
 Other comprehensive income, net of tax .......................
 Unrealized appreciation of securities, net of reclassification
  adjustment ..................................................         66,279             --         66,279
                                                                                                  ----------
Comprehensive Income ..........................................                                      139,344
                                                                     ---------       --------     ----------
BALANCE AT DECEMBER 31, 1997 ..................................        152,009        857,711      1,009,720
Comprehensive Income
 Net income for 1998 ..........................................             --         86,434         86,434
 Other comprehensive income, net of tax .......................
 Unrealized appreciation of securities, net of reclassification
  adjustment ..................................................         45,130             --         45,130
                                                                                                  ----------
Comprehensive Income ..........................................                                      131,564
                                                                     ---------       --------     ----------
BALANCE AT DECEMBER 31, 1998 ..................................      $ 197,139       $944,145     $1,141,284
                                                                     =========       ========     ==========

               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------

THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS




FOR THE YEARS ENDED DECEMBER 31,                                                  1998              1997              1996
-------------------------------------------------------------------------   ---------------   ---------------   ---------------
(IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income ..............................................................    $     86,434      $     73,065      $     48,919
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs ............................         (72,356)          (64,427)          (60,234)
  Amortization of deferred acquisition costs ............................          42,223            43,223            46,137
  Policy fees on universal life and investment contracts ................        (120,315)         (104,342)          (89,349)
  Interest credited on universal life and investment contracts ..........         146,081           160,417           171,051
  Depreciation and amortization .........................................           4,750            18,682            11,613
  Premiums due and other receivables ....................................          (1,293)           (7,291)             (105)
  Realized capital (gains)/losses .......................................          (3,912)           (9,655)           10,078
  (Increase)/decrease in accrued investment income ......................          (1,136)               60             6,474
  (Increase)/decrease in amounts due from reinsurers ....................          (6,372)           (4,329)          (14,200)
  Increase/(decrease) in future policy benefit reserves .................          (8,696)          (13,358)           58,697
  Increase/(decrease) in income tax payable .............................          25,622            (4,526)            7,798
  Other, net ............................................................           3,805            (6,693)           39,625
                                                                             ------------      ------------      ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES ..........................          94,835            80,826           236,504
                                                                             ------------      ------------      ------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
  Debt securities available for sale ....................................       1,837,209         1,235,274           927,905
  Equity securities .....................................................          35,496            20,374            25,413
  Real estate ...........................................................           9,937            87,875            40,209
  Other .................................................................          18,074            14,355            15,284
Maturity and other principal repayments:
  Debt securities available for sale ....................................         496,283           472,474           278,290
  Mortgage loans ........................................................           2,357            61,813           156,643
Cost of investments acquired:
  Debt securities available for sale ....................................      (2,315,067)       (1,772,007)       (1,427,048)
  Equity securities .....................................................         (26,390)          (15,268)          (11,752)
  Mortgage loans ........................................................              --                --           (36,155)
  Real estate ...........................................................            (293)          (15,600)           (8,542)
  Other .................................................................         (17,917)          (15,503)           (8,789)
Change in policy loans, net .............................................           4,613            13,084             1,234
(Increase)/decrease in short-term investments, net ......................          42,446            (5,955)           51,290
Purchases of furniture and equipment, net ...............................          (9,446)           (4,116)           (6,449)
                                                                             ------------      ------------      ------------
     NET CASH (USED)/PROVIDED BY INVESTING
      ACTIVITIES ........................................................          77,302            76,800            (2,467)
                                                                             ------------      ------------      ------------


                                  -continued-




               The accompanying notes are an integral part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS, CONTINUED




FOR THE YEARS ENDED DECEMBER 31,                                         1998           1997           1996
------------------------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment contracts .............    $  589,070     $  653,233     $  625,816
Withdrawals from universal life and investment contracts .........      (605,821)      (552,311)      (567,697)
Transfers to separate accounts ...................................      (147,708)      (236,008)      (269,735)
Issuance/(repayment) of debt .....................................        90,772         24,842        (18,424)
(Increase)/decrease in net broker dealer receivables .............      (111,046)       (47,632)           296
                                                                      ----------     ----------     ----------
    NET CASH USED BY FINANCING ACTIVITIES ........................      (184,733)      (157,876)      (229,744)
                                                                      ----------     ----------     ----------
    NET DECREASE IN CASH AND CASH EQUIVALENTS ....................       (12,596)          (250)         4,293
CASH AND CASH EQUIVALENTS ........................................
  Beginning of the year ..........................................        37,064         37,314         33,021
                                                                      ----------     ----------     ----------
  End of the year ................................................    $   24,468     $   37,064     $   37,314
                                                                      ==========     ==========     ==========







               The accompanying notes are an intergal part of the
                       consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN THOUSANDS OF DOLLARS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

     The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia. The Company is pursuing the sale of its disability income line of business. This business had total assets of $226,672 as of December 31, 1998 and premium and annuity considerations of $16,739 for the year then ended.

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


NEW ACCOUNTING PRONOUNCEMENTS

     As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

     During 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which revised disclosures about pension and other postretirement benefit plans. As SFAS No. 132 does not change the measurement or recognition of these plans, its adoption had no impact on the Company's financial condition or results of operations.

     In June 1998, The FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earning. SFAS No. 133 is effective for fiscal years beginning after June 15, 1999. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.


INVESTMENTS

     Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all securities.

     Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

     The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

     Policy loans are carried at the unpaid principal balances.

     Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

     Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

     Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

     The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.


CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.


OTHER ASSETS

     Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $49,816 and $44,329 at December 31, 1998 and 1997, respectively. Related depreciation and amortization expense was $8,586, $8,183 and $7,510 for the years ended December 31, 1998, 1997 and 1996, respectively.

     Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill amounted to $16,126 and $16,932 at December 31, 1998 and 1997, respectively. Goodwill amortization was $806, $808 and $909 for 1998, 1997 and 1996, respectively.


DEFERRED ACQUISITION COSTS

     Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


     Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.


SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.


INSURANCE LIABILITIES AND REVENUE RECOGNITION

     Participating Traditional Life and Life Contingent Annuity Products

     Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

     Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

     Universal Life Products and Other Annuity Products

     Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

     Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

     Policyholders' Dividends

     The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1998, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 89%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1998.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


BROKER/DEALER REVENUE RECOGNITION

     Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.


FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.


REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

     Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


2. INVESTMENTS:

DEBT SECURITIES

     The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $3,056 and $1,208 as of December 31, 1998 and 1997, respectively.

                                                                                DECEMBER 31, 1998
                                                          -------------------------------------------------------------
                                                                               GROSS          GROSS         ESTIMATED
                                                             AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                                               COST            GAINS         LOSSES           VALUE
                                                          --------------   ------------   ------------   --------------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $    13,109      $   1,271        $    --      $    14,380
States and political subdivisions .....................         12,094          2,216             --           14,310
Foreign governments ...................................         24,920          3,323             --           28,243
Corporate securities ..................................      3,058,066        299,489          4,956        3,352,599
Mortgage and other asset-backed securities ............      2,006,891         86,271          4,399        2,088,763
                                                           -----------      ---------        -------      -----------
Total bonds ...........................................      5,115,080        392,570          9,355        5,498,295
Redeemable preferred stocks ...........................          2,696             --             67            2,629
                                                           -----------      ---------        -------      -----------
   TOTAL ..............................................    $ 5,117,776      $ 392,570        $ 9,422      $ 5,500,924
                                                           ===========      =========        =======      ===========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

                                                                                DECEMBER 31, 1997
                                                          -------------------------------------------------------------
                                                                               GROSS          GROSS         ESTIMATED
                                                             AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                                               COST            GAINS         LOSSES           VALUE
                                                          --------------   ------------   ------------   --------------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $   107,539      $   6,302        $    --      $   113,841
States and political subdivisions .....................         12,085            569             --           12,654
Foreign governments ...................................         20,397          3,049             --           23,446
Corporate securities ..................................      2,854,234        218,145          6,748        3,065,631
Mortgage and other asset-backed securities ............      2,133,758         76,160            757        2,209,161
                                                           -----------      ---------        -------      -----------
Total bonds ...........................................      5,128,013        304,225          7,505        5,424,733
Redeemable preferred stocks ...........................          3,085             --            166            2,919
                                                           -----------      ---------        -------      -----------
   TOTAL ..............................................    $ 5,131,098      $ 304,225        $ 7,671      $ 5,427,652
                                                           ===========      =========        =======      ===========

     The following tables summarize the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1998 by contractual maturity.

                                                          AMORTIZED        ESTIMATED
                                                            COST          FAIR VALUE
                                                       --------------   --------------
Years to Maturity:
One or less ........................................    $   279,580      $   294,068
After one through five .............................        357,684          369,099
After five through ten .............................        566,864          631,968
After ten ..........................................      1,904,061        2,114,397
Mortgage and other asset-backed securities .........      2,006,891        2,088,763
                                                        -----------      -----------
  Total bonds ......................................      5,115,080        5,498,295
Redeemable preferred stocks ........................          2,696            2,629
                                                        -----------      -----------
  TOTAL ............................................    $ 5,117,776      $ 5,500,924
                                                        ===========      ===========

     Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.1 years.

     At December 31, 1998, the Company held $2,088,763 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,865,556 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $223,207. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,512,963 are rated AAA and include $20,394 of interest-only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

     At December 31, 1998, the largest industry concentration of the Company's portfolio was investments in the finance industry of $624,768 representing 11% of the total debt portfolio.

     Proceeds during 1998, 1997 and 1996 from sales of available-for-sale securities were $1,931,269, $1,353,112 and $927,905, respectively. Gross gains and gross losses realized on those sales were $37,324 and $35,257, respectively, during 1998, $21,799 and $8,990, respectively, during 1997 and $15,932 and $6,899, respectively, during 1996.

     The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1998 and 1997, debt securities with amortized cost totaling $192,724 and $198,943, respectively, were less than investment grade. At December 31, 1998 the Company held securities with a carrying value of $9,170 which are to be restructured pursuant to commenced negotiations. At December 31 1997, the Company did not hold any securities which were either in default as to principal and/or interest payments, were to be restructured pursuant to commenced negotiations or were in situations where the borrowers went into bankruptcy subsequent to acquisition. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1998 and 1997.

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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


EQUITY SECURITIES

     During 1998, 1997 and 1996, the proceeds from sales of equity securities amounted to $18,487, $20,374 and $25,413, respectively. The gross gains and gross losses realized on those sales were $3,095 and $239, $975 and $239 and $1,369 and $247 for 1998, 1997 and 1996, respectively.


MORTGAGE LOANS

     On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $781,564 and a book value of $780,942, the loans were written down to a fair market value of $755,559, and the related reserve of $25,285 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $781,564. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $98 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust.

     The Company retained the highest quality classes of certificates with a par value of $715,126 and a fair market value of $734,326 at the time of the securitization. As of December 31, 1998, the par value and fair value of these securities were $460,753 and $475,699, respectively. As of December 31, 1997, the par value and fair value of these securities were $570,130 and $597,248, respectively. The Company sold the lowest rated classes of certificates with a par value of $66,438 and a fair market value of $24,838.

     The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $171,555 with a related reserve of $21,907 and an estimated fair value of $153,405 on the date of the securitization. Loans which the Company intended to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $99,817 and an estimated net realizable value of $81,310 at the time of the securitization. The writedown of $18,507 was fully offset by a release in mortgage loss reserve. As of December 31, 1998 and 1997, the Company held $0 and $12,368 of these loans, respectively. The Company intended to hold mortgage loans with a book value of $71,738 on the date of the securitization through their remaining terms. As of December 31, 1998 and 1997, the Company continued to hold $42,628 and $44,428 of these mortgages, respectively. The Company discontinued the origination of commercial mortgage loans in 1996.

     The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.


                                    1998           1997
                                ------------   -----------
Property Type
Office buildings ............     $  9,204      $ 20,012
Retail ......................        5,553         7,862
Dwellings ...................       24,741        25,237
Other .......................        3,130         3,685
Valuation allowance .........       (3,800)       (3,800)
                                  --------      --------
  TOTAL .....................     $ 38,828      $ 52,996
                                  ========      ========



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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)



                                   1998         1997
                                ----------   ----------
Geographic Concentration
Northeast ...................    $ 10,273     $ 23,313
Midwest .....................       5,728        5,922
South .......................      12,075       12,502
West ........................      14,552       15,059
Valuation allowance .........      (3,800)      (3,800)
                                 --------     --------
  TOTAL .....................    $ 38,828     $ 52,996
                                 ========     ========

     The following table presents changes in the mortgage loan valuation allowance for the years presented:


                                         1998         1997
                                      ----------   ----------
Balance at January 1 ..............    $ 3,800      $ 3,400
Provision .........................         --          400
Charge-offs .......................         --           --
                                       -------      -------
  BALANCE AT DECEMBER 31 ..........    $ 3,800      $ 3,800
                                       =======      =======

     As of December 31, 1998 and 1997, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

     During 1998 and 1997, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1998 and 1997, the mortgage loan portfolio included $2,555 and $2,834, respectively, of restructured mortgage loans. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $258 and $298 in 1998 and 1997, respectively. Gross interest income from these loans included in net investment income totaled $236 and $262 in 1998 and 1997, respectively.

     At December 31, 1998, no loans were considered to be impaired. At December 31, 1997, the recorded investment in loans that were considered to be impaired was $12,368 that, as a result of writedowns, did not have a valuation allowance. The average recorded investment in impaired loans during the year ended December 31, 1998 and 1997 was approximately $6,184 and $38,096, respectively. During 1998 and 1997, $163 and $1,454 was received, respectively, on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.


REAL ESTATE

     The following table summarizes the carrying value of the Company's real estate holdings at December 31.


                                           1998          1997
                                       -----------   -----------
Investment .........................    $ 19,111      $ 19,999
Properties held for sale ...........       1,914         7,828
Less: Valuation allowance ..........      (5,234)       (5,469)
                                        --------      --------
  TOTAL ............................    $ 15,791      $ 22,358
                                        ========      ========

     At December 31, 1998 and 1997, accumulated depreciation on real estate amounted to $6,218 and $6,498, respectively. Depreciation expense on real estate totaled $1,071, $5,709 and $6,488 for the years ended December 31, 1998, 1997 and 1996, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093. During 1996, the Company wrote down the statement value of this property by $16,000 to its estimated fair value, based on changes in future valuation assumptions.

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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


OTHER

     Investments on deposit with regulatory authorities as required by law were $7,104 and $7,106 at December 31, 1998 and 1997, respectively.

     As of December 31, 1998 and 1997, the Company's investments included $475,699 and $597,248, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 42% and 59% of equity at December 31, 1998 and 1997, respectively.


3. INVESTMENT INCOME AND CAPITAL GAINS:

     The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.


                                            1998           1997           1996
                                        ------------   ------------   ----------
Debt securities .....................    $ 395,628      $ 390,852      $ 356,669
Equity securities ...................          206          1,371          1,313
Mortgages ...........................        4,268         12,098         62,454
Real estate .........................        2,903         17,519         24,143
Policy loans ........................       39,760         40,921         40,580
Short-term investments ..............        2,029          2,426          6,052
Other invested assets ...............       11,330         21,268         14,665
Cash and cash equivalents ...........            3              2             44
                                         ---------      ---------      ---------
Gross investment income .............      456,127        486,457        505,920
 Less: Investment expenses ..........       11,430         26,251         30,605
                                         ---------      ---------      ---------
Investment income, net ..............    $ 444,697      $ 460,206      $ 475,315
                                         =========      =========      =========

     The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $235, $3,154 and $44,164 in 1998, 1997 and 1996, respectively.

                                           1998          1997           1996
                                        -----------   -----------   ------------
Debt securities .....................    $    110      $ 12,991      $   10,412
Equity securities ...................       2,856           417           1,122
Mortgage loans ......................         210           280          (2,821)
Real estate .........................       4,148          (684)        (22,356)
Other ...............................      (2,109)         (811)          3,565
Amortization of deferred acquisition
   costs ............................      (1,303)       (2,538)             --
                                         --------      --------       ----------
Realized gains/(losses) .............    $  3,912      $  9,655      $  (10,078)
                                         ========      ========      ==========

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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                            1998          1997          1996
                                        -----------   ------------   -----------
Unrealized gains/(losses):
 Debt securities ....................    $  86,594     $ 160,850    $  (149,259)
 Equity securities ..................       (2,092)          408           (582)
 Other ..............................       (2,091)      (14,581)        (1,545)
                                         ---------     ---------    -----------
                                            82,411       146,677       (151,386)
                                         ---------     ---------    -----------
Less:
 Deferred policy acquisition costs ..      (12,841)      (45,043)        38,324
 Deferred income taxes ..............      (24,440)      (35,355)        39,851
                                         ---------     ---------    -----------
Net change in unrealized gains/
  (losses) ..........................    $  45,130     $  66,279    $   (73,211)
                                         =========     =========    ===========

     The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                           1998          1997           1996
                                       -----------   -----------   -------------
Reclassification Adjustments
Unrealized holding gains/(losses)
  arising during period .............   $  53,576     $ 71,797      $  (57,160)
Reclassification adjustment for
  gains included in net income ......       8,446        5,518          16,051
                                         --------     --------      ----------
Unrealized gains/(losses) on
  investments, net of
  reclassification adjustment .......   $  45,130     $ 66,279      $  (73,211)
                                         ========     ========      ==========

     Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $7,679, $4,519 and $13,350, respectively, and $5,815, $2,875 and $8,740, respectively, relating to the effects of such amounts on deferred acquisition costs.

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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


4. FAIR VALUE INFORMATION:

     The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1998 and 1997.


                                                            1998                              1997
                                               -------------------------------   -------------------------------
                                                  CARRYING           FAIR           CARRYING           FAIR
                                                    VALUE            VALUE            VALUE            VALUE
                                               --------------   --------------   --------------   --------------
FINANCIAL ASSETS:
 Debt securities
   Available for sale ......................    $ 5,500,924      $ 5,500,924      $ 5,427,652      $ 5,427,652
 Equity securities
   Common stock ............................            158              158            3,051            3,051
 Non-redeemable preferred stocks ...........          4,003            4,003            9,451            9,451
 Mortgage loans ............................         38,828           42,678           52,996           57,224
 Policy loans ..............................        638,376          605,144          642,989          606,681
 Cash and cash equivalents .................         24,468           24,468           37,064           37,064
 Short-term investments ....................          1,024            1,024           43,470           43,470
 Separate account assets ...................      2,302,937        2,302,937        1,869,094        1,869,094
 Other invested assets .....................         98,571           98,571           88,928           88,928
FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities ....................    $ 1,108,274      $ 1,143,373      $ 1,225,192      $ 1,260,639
   Guaranteed investment contracts .........         39,571           40,556           59,809           61,456
   Other group annuities ...................        113,974          115,422          147,061          148,257
   Other policyholder funds ................      1,573,262        1,573,262        1,541,372        1,541,372
                                                -----------      -----------      -----------      -----------
 Total policyholder funds ..................      2,835,081        2,866,627        2,973,434        3,011,724
 Policyholders' dividends payable ..........         30,532           30,532           35,273           35,273
 Separate account liabilities ..............      2,302,937        2,302,937        1,869,094        1,869,094


     The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

     The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates their fair value due to the nature of the contracts. The statement values of other policyholder funds, policyholders' dividends payable and separate account liabilities approximate their fair values.

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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

     The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

     To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1998 and 1997, the Company had interest rate swaps with aggregate notional amounts equal to $95,000 and $105,000, respectively, with average unexpired terms of 8 and 19 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $2,248 and $0, respectively, at December 31, 1998 and $5,164 and $0, respectively, at December 31, 1997. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

     In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $38,144 and $155,356 as of December 31, 1998 and 1997, respectively.


5. INCOME TAXES:

     The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:




                                                  1998          1997
                                              -----------   -----------
DEFERRED TAX ASSETS
 Future policy benefits ...................    $  92,909     $ 88,172
 Dividend award ...........................       10,255       11,970
 Allowances for investment losses .........        4,232        3,667
 Employee benefit liabilities .............       29,762       27,979
 Other ....................................       18,677       24,728
                                               ---------     --------
   Total deferred tax asset ...............      155,835      156,516
                                               ---------     --------
DEFERRED TAX LIABILITIES
 Deferred acquisition costs ...............      135,248      127,495
 Unrealized investment gains ..............      105,993       81,553
 Other ....................................       22,375       22,564
                                               ---------     --------
   Total deferred tax liability ...........      263,616      231,612
                                               ---------     --------
NET DEFERRED TAX LIABILITY ................    $ 107,781     $ 75,096
                                               =========     ========

     The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:


                                               1998       1997         1996
                                           ----------- -----------  -----------
Tax expense at 35% ........................ $ 50,443    $ 44,442      $ 26,930
Increase/(decrease) in income taxes
 resulting from:
 Differential earnings amount .............    2,681       6,942           500
 Other ....................................    4,565       2,528           595
                                            --------    --------      --------
Federal income tax expense/(benefit) ...... $ 57,689    $ 53,912      $ 28,025
                                            ========    ========      ========

     As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

     The Internal Revenue Service has examined the Company's income tax returns through the year 1994. Management believes that an adequate provision has been made for potential assessments.

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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


6. BENEFIT PLANS:

     The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans:

     As of December 31,


                                                             PENSION BENEFITS                   OTHER BENEFITS
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Benefit obligation ................................     $  (90,428)      $  (84,051)      $  (26,439)      $  (31,413)
Fair value of plan assets .........................         53,349           42,783               --               --
                                                        ----------       ----------       ----------       ----------
Funded Status .....................................     $  (37,079)      $  (41,268)      $  (26,439)      $  (31,413)
                                                        ==========       ==========       ==========       ==========
Accrued benefit cost recognized in the consolidated
 balance sheet ....................................     $  (22,530)      $  (23,527)      $  (44,558)      $  (45,143)

     The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:


                                              PENSION BENEFITS           OTHER BENEFITS
                                           -----------------------   -----------------------
                                              1998         1997         1998         1997
                                           ----------   ----------   ----------   ----------
Discount rate ..........................     6.75%        7.00%         6.75%        7.00%
Expected return on plan assets .........     8.00%        8.00%           --           --
Rate of compensation increase ..........     5.50%        5.50%         5.00%        5.50%

     At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% in 1999, grading to 5% in the year 2004. At December 31, 1997, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1998, grading to 5.0% in the year 2004. The assumed health care cost trend rate used at December 31, 1996 in measuring the accumulated postretirement benefit obligation was 8.5% in 1997, grading to 5.0% in the year 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

     The contributions made and the benefits paid from the plan were:


                                                    PENSION BENEFITS          OTHER BENEFITS
                                                 -----------------------   ---------------------
                                                    1998         1997        1998        1997
                                                 ----------   ----------   --------   ----------
Benefit cost recognized in consolidated income
 statement ...................................    $ 5,692      $ 5,917      $  831     $ 1,515
Employer contribution ........................      6,687        3,006       1,415       2,191
Plan participants' contribution ..............         --           --          --          --
Benefits paid ................................      3,229        3,085       1,415       2,191

     The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1998, 1997 and 1996, the expense recognized for these plans was $9,526, $8,345 and $6,092, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1998 and 1997 was $260,706 and $229,378, respectively.


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THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


7. REINSURANCE:

     The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.


                                                         ASSUMED        CEDED TO
                                          GROSS        FROM OTHER        OTHER             NET
                                          AMOUNT        COMPANIES      COMPANIES         AMOUNT
                                     --------------   ------------   -------------   --------------
DECEMBER 31, 1998:
 Life Insurance in Force .........    $32,066,821      $5,115,520     $5,954,701      $31,227,640
 Premiums ........................        166,708          10,586          5,940          171,354
 Benefits ........................        457,239          15,710         17,913          455,036
 Reserves ........................      5,594,712           1,688         62,198        5,534,202
DECEMBER 31, 1997:
 Life Insurance in Force .........    $31,027,764      $5,217,856     $4,620,599      $31,625,021
 Premiums ........................        190,754          11,189          6,723          195,220
 Benefits ........................        492,857          14,293         26,916          480,234
 Reserves ........................      5,741,456           1,993         59,322        5,684,127


     During 1996, the Company had gross premiums of $196,897, assumed premiums of $12,745 and ceded premiums of $9,821 and gross benefits of $293,270, assumed benefits of $16,466 and ceded benefits of $16,808. Reinsurance receivables with a carrying value of $55,119 and $50,617 were associated with a single reinsurer at December 31, 1998 and 1997, respectively.


8. COMMITMENTS AND CONTINGENCIES:

     The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

     The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1998, the Company had outstanding commitments totaling $19,413 relating to these investment activities. The fair value of these commitments approximates the face amount.


9. STATUTORY INFORMATION:

     State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles
(GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

     The combined insurance companies' statutory capital and surplus at December 31, 1998 and 1997 was $495,212 and $435,861, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1998, 1997 and 1996, was $83,676 $63,613 and $25,905, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)


10. YEAR 2000 (Unaudited):

     The services provided by the Company depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated earlier in this century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. Failure of computer systems could affect pricing, account services, and the handling of investment transactions, among other things. The Company began preparing for the Year 2000 actively in 1996. The effort involves assessing all computers, computer programs and related equipment, making necessary changes and ensuring that all systems process dates correctly. The Company believes that it has designed and implemented an efficient process for identifying what needs to be changed and is working to correct and test systems that research shows will be affected by dates in the Year 2000 and beyond. The Company expects its computer systems to be Year 2000 compliant.

     The Company has relationships with vendors and other service providers that are not affiliated with the Company. As part of its plan, the Company is contacting vendors and service providers to obtain assurances that such service providers have taken appropriate measures to address the Year 2000 issue. The Company will assess and attempt to mitigate risks where outside service providers are not Year 2000 ready. However, there is no assurance that the failure of outside service providers to complete adequate preparations in a timely manner, which results in systems interruptions or other consequences, will not have an adverse effect, directly or indirectly, on the Company.

     The cost of addressing the Year 2000 issue is significant but not material to the Company's financial condition or results of operations. The Company will continue to incur costs in addressing the Year 2000, but does not anticipate that the costs will be material going forward.

     The foregoing statements are designated Year 2000 Readiness Disclosure within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271,S.2392).

-------------------------------------------------------------------------------
APPENDIX A

-------------------------------------------------------------------------------


                         SAMPLE MINIMUM INITIAL PREMIUMS


     The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

     Issue Age                                                Minimum Initial
     of Insured      Sex of Insured    Base Death Benefit         Premium
  ------------------------------------------------------------------------------
         25                 M               $50,000                 $286
  ------------------------------------------------------------------------------
         30                 F               $75,000                 $390
  ------------------------------------------------------------------------------
         35                 M               $75,000                 $448
  ------------------------------------------------------------------------------
         40                 F              $100,000                 $640
  ------------------------------------------------------------------------------
         45                 M              $100,000                 $827
  ------------------------------------------------------------------------------
         50                 F              $100,000                 $975
  ------------------------------------------------------------------------------
         55                 M              $100,000               $1,377
  ------------------------------------------------------------------------------
         60                 F               $75,000               $1,155
  ------------------------------------------------------------------------------
         65                 M               $75,000               $2,022
  ------------------------------------------------------------------------------
         70                 F               $50,000               $1,327
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B

--------------------------------------------------------------------------------

APPLICABLE PERCENTAGES  UNDER THE GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

   Attained                   Attained                  Attained                  Attained                  Attained
     Age        Percentage      Age       Percentage       Age     Percentage        Age     Percentage       Age      Percentage
   --------     ----------    --------    ----------    --------   ----------     --------   ----------     --------   ----------
     0-40          250%          51          178%          62          126%          73          109%          84          105%
      41           243%          52          171%          63          124%          74          107%          85          105%
      42           236%          53          164%          64          122%          75          105%          86          105%
      43           229%          54          157%          65          120%          76          105%          87          105%
      44           222%          55          150%          66          119%          77          105%          88          105%
      45           215%          56          146%          67          118%          78          105%          89          105%
      46           209%          57          142%          68          117%          79          105%          90          105%
      47           203%          58          138%          69          116%          80          105%          91          104%
      48           197%          59          134%          70          115%          81          105%          92          103%
      49           191%          60          130%          71          113%          82          105%          93          102%
      50           185%          61          128%          72          111%          83          105%        94-99         101%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                MALE NON-SMOKER

   Attained                   Attained                  Attained                  Attained                  Attained
     Age        Percentage      Age       Percentage       Age     Percentage        Age     Percentage       Age      Percentage
   --------     ----------    --------    ----------    --------   ----------     --------   ----------     --------   ----------
     0-19          N/A           36        417.61%         53        240.32%         69        156.24%         85        119.81%
      20         699.48%         37        403.76%         54        233.12%         70        152.83%         86        118.55%
      21         679.26%         38        390.40%         55        226.22%         71        149.57%         87        117.38%
      22         659.36%         39        377.52%         56        219.61%         72        146.49%         88        116.28%
      23         639.73%         40        365.11%         57        213.30%         73        143.58%         89        115.23%
      24         620.39%         41        353.15%         58        207.25%         74        140.85%         90        114.21%
      25         601.33%         42        341.65%         59        201.45%         75        138.30%         91        113.20%
      26         582.53%         43        330.57%         60        195.91%         76        135.91%         92        112.17%
      27         564.06%         44        319.91%         61        190.60%         77        133.67%         93        111.08%
      28         545.97%         45        309.63%         62        185.53%         78        131.57%         94        109.92%
      29         528.29%         46        299.75%         63        180.70%         79        129.58%         95        108.65%
      30         511.04%         47        290.24%         64        176.09%         80        127.70%         96        107.27%
      31         494.24%         48        281.10%         65        171.71%         81        125.91%         97        105.80%
      32         477.93%         49        272.29%         66        167.55%         82        124.22%         98        104.25%
      33         462.11%         50        263.82%         67        163.60%         83        122.64%         99        102.60%
      34         446.78%         51        255.67%         68        159.83%         84        121.17%        100        100.00%
      35         431.94%         52        247.84%

                                       B-1

                                FEMALE NON-SMOKER

   Attained                   Attained                  Attained                  Attained                  Attained
     Age        Percentage      Age       Percentage       Age     Percentage        Age     Percentage       Age      Percentage
   --------     ----------    --------    ----------    --------   ----------     --------   ----------     --------   ----------
     0-19          N/A           36        468.31%         53        270.97%         69        171.23%         85        122.77%
      20         796.54%         37        452.83%         54        262.85%         70        166.87%         86        121.08%
      21         771.20%         38        437.93%         55        255.03%         71        162.66%         87        119.50%
      22         746.54%         39        423.58%         56        247.50%         72        158.63%         88        118.03%
      23         722.57%         40        409.78%         57        240.24%         73        154.80%         89        116.64%
      24         699.24%         41        396.51%         58        233.24%         74        151.16%         90        115.32%
      25         676.63%         42        383.77%         59        226.46%         75        147.74%         91        114.03%
      26         654.62%         43        371.51%         60        219.89%         76        144.52%         92        112.76%
      27         633.28%         44        359.71%         61        213.54%         77        141.49%         93        111.49%
      28         612.56%         45        348.34%         62        207.41%         78        138.64%         94        110.17%
      29         592.47%         46        337.38%         63        201.52%         79        135.95%         95        108.79%
      30         572.99%         47        326.82%         64        195.89%         80        133.39%         96        107.34%
      31         554.12%         48        316.63%         65        190.51%         81        130.98%         97        105.82%
      32         535.83%         49        306.81%         66        185.37%         82        128.71%         98        104.26%
      33         518.10%         50        297.34%         67        180.47%         83        126.58%         99        102.60%
      34         500.93%         51        288.22%         68        175.76%         84        124.60%        100        100.00%
      35         484.36%         52        279.43%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                  MALE SMOKER

   Attained                   Attained                  Attained                  Attained                  Attained
     Age        Percentage      Age       Percentage       Age     Percentage        Age     Percentage       Age      Percentage
   --------     ----------    --------    ----------    --------   ----------     --------   ----------     --------   ----------
     0-19          N/A           36        342.96%         53        206.34%         69        144.93%         85        118.30%
      20         567.36%         37        331.98%         54        201.00%         70        142.45%         86        117.35%
      21         551.35%         38        321.41%         55        195.91%         71        140.09%         87        116.44%
      22         535.65%         39        311.26%         56        191.05%         72        137.84%         88        115.56%
      23         520.14%         40        301.52%         57        186.43%         73        135.71%         89        114.71%
      24         504.81%         41        292.18%         58        182.01%         74        133.71%         90        113.85%
      25         489.67%         42        283.23%         59        177.78%         75        131.84%         91        112.97%
      26         474.70%         43        274.66%         60        173.72%         76        130.10%         92        112.04%
      27         459.94%         44        266.46%         61        169.84%         77        128.48%         93        111.02%
      28         445.46%         45        258.59%         62        166.14%         78        126.96%         94        109.89%
      29         431.30%         46        251.07%         63        162.61%         79        125.52%         95        108.65%
      30         417.48%         47        243.85%         64        159.26%         80        124.15%         96        107.27%
      31         404.05%         48        236.93%         65        156.08%         81        122.84%         97        105.80%
      32         391.02%         49        230.29%         66        153.08%         82        121.59%         98        104.25%
      33         378.39%         50        223.92%         67        150.23%         83        120.42%         99        102.60%
      34         366.17%         51        217.79%         68        147.52%         84        119.32%        100        100.00%
      35         354.36%         52        211.94%

                                  FEMALE SMOKER

   Attained                   Attained                  Attained                  Attained                  Attained
     Age        Percentage      Age       Percentage       Age     Percentage        Age     Percentage       Age      Percentage
   --------     ----------    --------    ----------    --------   ----------     --------   ----------     --------   ----------
     0-19          N/A           36        413.45%         53        247.46%         69        163.93%         85        121.86%
      20         700.22%         37        400.10%         54        240.74%         70        160.19%         86        120.34%
      21         677.90%         38        387.29%         55        234.28%         71        156.56%         87        118.94%
      22         656.20%         39        375.01%         56        228.06%         72        153.07%         88        117.61%
      23         635.13%         40        363.24%         57        222.06%         73        149.74%         89        116.35%
      24         614.65%         41        351.98%         58        216.25%         74        146.59%         90        115.11%
      25         594.81%         42        341.22%         59        210.60%         75        143.63%         91        113.90%
      26         575.52%         43        330.93%         60        205.10%         76        140.85%         92        112.70%
      27         556.84%         44        321.06%         61        199.75%         77        138.24%         93        111.46%
      28         538.74%         45        311.58%         62        194.58%         78        135.78%         94        110.17%
      29         521.19%         46        302.46%         63        189.59%         79        133.44%         95        108.79%
      30         504.21%         47        293.69%         64        184.82%         80        131.22%         96        107.34%
      31         487.80%         48        285.25%         65        180.27%         81        129.11%         97        105.82%
      32         471.91%         49        277.11%         66        175.93%         82        127.12%         98        104.26%
      33         456.54%         50        269.27%         67        171.78%         83        125.23%         99        102.60%
      34         441.67%         51        261.73%         68        167.79%         84        123.48%        100        100.00%
      35         427.33%         52        254.46%

                                        B-3

The Prospectuses for Cornerstone Vul I and Cornerstone Vul II, included as part of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form S-6 (File No. 33-54663), as filed with the Securities and Exchange Commission on April 30, 1999, pursuant to Rule 485(b) under the Securities Act of 1933, are incorporated herein by reference.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

                      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                      The undersigned Registrant represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

        UNDERTAKING PURSUANT TO RULE 484 UNDER THE SECURITIES ACT OF 1933

                      Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

                      Pennsylvania law (15 Pa. C.S.A. ss.ss. 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

                      Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

                      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

                      The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The prospectuses consisting of 94 pages. Undertaking to file reports.

Rule 484 Undertaking.
Section 26(e)(2)(A) Representation.
The signatures.

Written consents of the following persons:

(a)                   Ernst & Young, LLP

(b)                   Morgan, Lewis & Bockius LLP

The following exhibits:

1. Copies of all exhibits which would be required by paragraph A of the instructions as to exhibits in Form N-8B-2 if a Registration Statement on that Form were currently being filed.

                      A(1)     (a)      Resolution of the Board of Trustees of
                                        The Penn Mutual Life Insurance Company
                                        establishing the Penn Mutual Variable
                                        Life Account I. Incorporated herein by
                                        reference to Exhibit A(1)(a) to
                                        Post-Effective Amendment No. 6 to the
                                        Form S-6 Registration Statement of Penn
                                        Mutual Variable Life Account I (File No.
                                        33-87276) filed on April 30, 1999
                                        (Accession No. 0000950116-99-000867).

                               (b) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                      A(2)     Not Applicable.

                      A(3)     (a)(1)   Distribution Agreement between The Penn
                                        Mutual Life Insurance Company and
                                        Hornor, Townsend & Kent. Incorporated
                                        herein by reference to Exhibit
                                        A(3)(a)(1) to Post-Effective Amendment
                                        No. 6 to the Form S-6 Registration
                                        Statement of Penn Mutual Variable Life
                                        Account I (File No. 333-87276) filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000867).

                                   (2) Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc.
                                        Incorporated herein by reference to
                                        Exhibit A(3)(a)(2) to Post-Effective
                                        Amendment No. 6 to the Form S-6
                                        Registration Statement of Penn Mutual
                                        Variable Life Account I (File No.
                                        333-87276) filed on April 30, 1999
                                        (Accession No. 0000950116-99-000867).

                               (b)(1) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-
                                        001504).

                               (b)(2) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-
                                        002055).

                               (b)(3) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to
                                        Exhibit 3(e) to Pre-Effective Amendment
                                        to the Form N-4 Registration Statement
                                        of Penn Mutual Variable Annuity Account
                                        III (File No. 333-62811) filed on
                                        November 30, 1999 (Accession No.
                                        0001036050-98-002055).

                               (c)      Schedule of Sales Commissions.
                                        Incorporated herein by reference to
                                        Exhibit A(3)(c) to Post-Effective
                                        Amendment No. 8 to this Form S-6
                                        Registration Statement filed on April
                                        30, 1999 (Accession No. 0000950116-99-
                                        000880).

                      A(4)     Not Applicable

                      A(5)     (a)      Specimen Flexible Premium Adjustable
                                        Variable Life Insurance Policy.
                                        Incorporated herein by reference to
                                        Exhibit A5(a) to Post-Effective
                                        Amendment No. 8 to this Form S-6
                                        Registration Statement filed on April
                                        30, 1999 (Accession No. 0000950116-99-
                                        000880).

                               (b) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct). Incorporated herein by reference to Exhibit A5(b) to
                                        Post-Effective Amendment No. 9 to this
                                        Form S-6 Registration Statement filed on
                                        May 3, 1999 (Accession No. 0000950116-
                                        99-000884).

                               (c) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-
                                        000884).

                               (d)      Additional Insured Term Insurance
                                        Agreement Rider. Incorporated herein by
                                        reference to Exhibit A5(b) to
                                        Post-Effective Amendment No. 8 to this
                                        Form S-6 Registration Statement filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (e)      Children's Term Insurance Agreement
                                        Rider. Incorporated herein by reference
                                        to Exhibit A5(c) to Post-Effective
                                        Amendment No. 8 to this Form S-6
                                        Registration Statement filed on April
                                        30, 1999 (Accession No. 0000950116-99-
                                        000880).

                               (f)      Accidental Death Benefit Agreement
                                        Rider. Incorporated herein by reference
                                        to Exhibit A5(d) to Post-Effective
                                        Amendment No. 8 to this Form S-6
                                        Registration Statement filed on April
                                        30, 1999 (Accession No. 0000950116-99-
                                        000880).

                               (g) Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to
                                        Post-Effective Amendment No. 8 to this
                                        Form S-6 Registration Statement filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (h) Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to
                                        Post-Effective Amendment No. 8 to this
                                        Form S-6 Registration Statement filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (i)      Guaranteed Continuation of Policy
                                        Agreement Rider. Incorporated herein by
                                        reference to Exhibit A5(g) to
                                        Post-Effective Amendment No. 8 to this
                                        Form S-6 Registration Statement filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (j) Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (k) Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-
                                        000880).

                               (l) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (revised). Incorporated herein by reference to Exhibit A5(j) to
                                        Post-Effective Amendment No. 8 to this
                                        Form S-6 Registration Statement filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (m)      Flexible Periodic Supplemental Term
                                        Insurance Agreement Rider. Incorporated
                                        herein by reference to Exhibit A5(k) to
                                        Post-Effective Amendment No. 8 to this
                                        Form S-6 Registration Statement filed on
                                        April 30, 1999 (Accession No.
                                        0000950116-99-000880).

                               (n)      Option to Extend the Maturity Date.
                                        Incorporated herein by reference to
                                        Exhibit A5(n) to Post-Effective
                                        Amendment No. 9 to this Form S-6
                                        Registration Statement filed on May 3,
                                        1999 (Accession No. 0000950116-99-
                                        000884).

                               (o)      Option to Extend the Maturity Date.
                                        Incorporated herein by reference to
                                        Exhibit A5(o) to Post-Effective
                                        Amendment No. 9 to this Form S-6
                                        Registration Statement filed on May 3,
                                        1999 (Accession No. 0000950116-99-
                                        000884).

                               (p)      Return of Premium Term Insurance
                                        Agreement. Incorporated herein by
                                        reference to Exhibit A5(p) to
                                        Post-Effective Amendment No. 9 to this
                                        Form S-6 Registration Statement filed on
                                        May 3, 1999 (Accession No. 0000950116-
                                        99-000884).

                               (q)      Return of Premium Term Insurance
                                        Agreement. Incorporated herein by
                                        reference to Exhibit A5(q) to
                                        Post-Effective Amendment No. 9 to this
                                        Form S-6 Registration Statement filed on
                                        May 3, 1999 (Accession No. 0000950116-
                                        99-000884).

                               (r)      Supplemental Exchange Agreement.
                                        Incorporated herein by reference to
                                        Exhibit A5(r) to Post-Effective
                                        Amendment No. 9 to this Form S-6
                                        Registration Statement filed on May 3,
                                        1999 (Accession No. 0000950116-99-
                                        000884).

                               (s)      Endorsement - Business Accounting
                                        Benefit. Incorporated herein by
                                        reference to Exhibit A5(s) to
                                        Post-Effective Amendment No. 9 to this
                                        Form S-6 Registration Statement filed on
                                        May 3, 1999 (Accession No. 0000950116-
                                        99-000884).

                               (t)      Endorsement - Cost of Insurance.
                                        Incorporated herein by reference to
                                        Exhibit A5(t) to Post-Effective
                                        Amendment No. 9 to this Form S-6
                                        Registration Statement filed on May 3,
                                        1999 (Accession No. 0000950116-99-
                                        000884).

                      A(6)     (a)      Charter of the Penn Mutual Life
                                        Insurance Company. Incorporated herein
                                        by reference to Exhibit 6(a) to the Form
                                        N-4 Registration Statement of Penn
                                        Mutual Variable Annuity Account III
                                        (File No. 333-62811) filed on September
                                        3, 1998(Accession No. 0001036050-98-
                                        001504).

                               (b)      By-laws of The Penn Mutual Life
                                        Insurance Company. Incorporated herein
                                        by reference to Exhibit 6(b) to the Form
                                        N-4 Registration Statement of Penn
                                        Mutual Variable Annuity Account III
                                        (File No. 333-62811) filed on September
                                        3, 1998 (Accession No. 0001036050-98-
                                        001504).

                      A(7)     Not Applicable.

                      A(8)     (a)      Agreement between The Penn Mutual Life
                                        Insurance Company and Penn Series Funds,
                                        Inc. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective
                                        Amendment No. 6 to the Form S-6
                                        Registration Statement of Penn Mutual
                                        Variable Life Account I (File No.
                                        333-87276) filed on April 30, 1999
                                        (Accession No. 0000950116-99-000867).

                               (b)(1) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333- 62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

                               (b)(2) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                        Exhibit 8(b)(2) to Post Effective
                                        Amendment No. 1 to Form S-6 Registration
                                        Statement (File No. 333-87276) of Penn
                                        Mutual Variable Life Account I filed on
                                        April 29, 1996. (Accession No.
                                        0000950109-96-002471).

                               (b)(3) Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 30, 1997. (Accession No. 0000950109-97-
                                        003328).

                               (c) Form of Fund Participation Agreement between The Penn Mutual Life Insurance Company, TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc. effective May 1, 1997) and Investors Research Company (renamed American Century Investment Management,
                                        Inc). Incorporated herein by reference
                                        to Exhibit 8(a) to the Form N-4
                                        Registration Statement of Penn Mutual
                                        Variable Annuity Account III (File No.
                                        333-62811) filed on September 3, 1998
                                        (Accession No. 0001036050-98-001504).

                               (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
                                        Incorporated herein by reference to
                                        Exhibit 8(d) to the Form N-4
                                        Registration Statement of Penn Mutual
                                        Variable Annuity Account III (File No.
                                        333-62811) filed on September 3, 1998
                                        (Accession No. 0001036050-98-001504).

                               (e) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to
                                        Exhibit 8(e) to the Form N-4
                                        Registration Statement of Penn Mutual
                                        Variable Annuity Account III (File No.
                                        333-62811) filed on September 3, 1998
                                        (Accession No. 0001036050-98-001504).

                               (f) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc.
                                        Incorporated herein by reference to
                                        Exhibit 8(f) to Post-Effective Amendment
                                        No. 22 to the Form N-4 Registration
                                        Statement of Penn Mutual Variable
                                        Annuity Account III (File No. 2-77283)
                                        filed on April 29, 1997 (Accession No.
                                        0001021408-97-000161).

                      A (9) Not applicable.

                      A(10)    (a)      Application Form for Flexible Premium
                                        Adjustable Life Insurance. Incorporated
                                        herein by reference to Exhibit A(1)(b)
                                        to Post-Effective Amendment No. 6 to the
                                        Form S-6 Registration Statement of Penn
                                        Mutual Variable Life Account I (File No.
                                        33-87276) filed on April 30, 1999
                                        (Accession No. 0000950116-99-000867).

                               (b)      Supplemental Application Form for
                                        Flexible Premium Adjustable Variable
                                        Life Insurance. Incorporated herein by
                                        reference to Exhibit A(1)(b) to
                                        Post-Effective Amendment No. 6 to the
                                        Form S-6 Registration Statement of Penn
                                        Mutual Variable Life Account I (File No.
                                        33-87276) filed on April 30, 1999
                                        (Accession No. 0000950116-99-000867).

                      A(11) Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit A(11) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

2. Opinion and consent of Franklin L Best, Jr. Esq., Associate General Counsel, The Penn Mutual Life Insurance Company, dated June 24, 1999 as to the legality of the Policies being registered. Filed herewith.

3. Opinion and consent of Edward S. Attarian, FSA, MAAA, Actuary, The Penn Mutual Life Insurance Company, dated June 24, 1999. Filed herewith.

4.                    (a)      Consent of Ernst & Young LLP. Filed herewith.

                      (b) Consent of Morgan, Lewis & Bockius LLP. Filed herewith.

5.                    (a)      Powers of Attorney of Robert E. Chappell, James
                               A. Hagen, Phillip E. Lippincott, John F.
                               McCaughan, Alan B. Miller, Daniel J. Toran,
                               Norman T. Wilde, Jr., Wesley S. Williams, Jr. and
                               Nancy S. Brodie. Filed as exhibits and
                               incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to this Form
                               S-6 Registration Statement filed on April 29,
                               1997. (Accession No. 0000950109-97-003328).

                      (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Filed as exhibits and incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 7 to this Form S-6 Registration Statement filed on April 23, 1998 (Accession No. 0001036050-98-000671).

                      (c) Power of Attorney of Julia Chang Bloch. Incorporated herein by reference to Exhibit 5(c) to Post- Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

                                   SIGNATURES

                  On its behalf and on behalf of Penn Mutual Variable Life Account I, pursuant to the requirements of the Securities Act of 1933, The Penn Mutual Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham and the Commonwealth of Pennsylvania, on the 24th day of June, 1999.

[SEAL]                         THE PENN MUTUAL LIFE INSURANCE COMPANY
                               on its behalf and on behalf of PENN MUTUAL
                               VARIABLE LIFE ACCOUNT I


Attest: /s/Laura M. Ritzko               By:   /s/Robert E. Chappell
        ---------------------------            ------------------------------
           Laura M. Ritzko                     Robert E. Chappell
                                               Chairman of the Board of Trustees
                                               and Chief Executive Officer

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of June, 1999.

Signature                                      Title
---------                                      -----

  /s/Robert E. Chappell                        Chairman of the Board of Trustees
-------------------------------                and Chief Executive Officer
     Robert E. Chappell

 /s/Nancy S. Brodie                            Executive Vice President
-------------------------------                and Chief Executive Officer
    Nancy S. Brodie

* JULIA CHANG BLOCH                            Trustee

*JAMES A. HAGEN                                Trustee

*PHILIP E. LIPPINCOTT                          Trustee

*JOHN F. McCAUGHAN                             Trustee

*ALAN B. MILLER                                Trustee

*EDMOND F. NOTEBAERT                           Trustee

*ROBERT H. ROCK                                Trustee

*DANIEL J. TORAN                               Trustee

*NORMAN T. WILDE, JR.                          Trustee

*WESLEY S. WILLIAMS, JR.                       Trustee


*By   /s/Robert E. Chappell
      -------------------------------------
      Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

Ex-99.2 Opinion and consent of Franklin L Best, Jr. Esq., Associate General Counsel, The Penn Mutual Life Insurance Company, dated June 24, 1999, as to the legality of the Policies being registered.

Ex-99.3 Opinion and consent of Edward S. Attarian, FSA, MAAA, Actuary, The Penn Mutual Life Insurance Company, dated June 24, 1999.

Ex-99.4(a)    Consent of Ernst & Young LLP.

Ex-99.4(b)    Consent of Morgan, Lewis & Bockius LLP.